As Filed with the Securities and Exchange Commission on January 26, 2001

                                                              File No. 333-36975
                                                               File No. 811-8397
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                          ----------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

                         PRE-EFFECTIVE AMENDMENT NO.                  / /

                       POST-EFFECTIVE AMENDMENT NO. 7                 /X/

                                     AND/OR

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                               AMENDMENT NO. 10                        /X/

                           THE MARSICO INVESTMENT FUND

               (Exact Name of Registrant as Specified in Charter)

                          1200 17TH STREET, SUITE 1300
                                DENVER, CO 80202
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-860-8686

                        --------------------------------

                             BARBARA M. JAPHA, ESQ.
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1300
                                Denver, CO 80202
               (Name and address of agent for service of process)

                                   COPIES TO:

                             SANDER M. BIEBER, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006
                        --------------------------------

It is proposed that this filing will become effective on January 26, 2001 pursuant to paragraph (b) of Rule 485.

                        --------------------------------

MARSICO INVESTMENT FUND
Prospectus January 26, 2001

Marsico Focus Fund
Marsico Growth & Income Fund
Marsico 21st Century Fund
Marsico International Opportunities Fund

                                                                          [LOGO]
                                                                   MARSICO FUNDS

          The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR GUIDE TO THE PROSPECTUS

This Prospectus is designed to help you make an informed decision about whether investing in the Marsico Investment Fund is appropriate for you. The Marsico Investment Fund is a group of mutual funds. There are presently four portfolios available for investment: the Marsico Focus Fund ("Focus Fund"), the Marsico Growth & Income Fund ("Growth & Income Fund"), the Marsico 21st Century Fund ("21st Century Fund") and the Marsico International Opportunities Fund ("International Opportunities Fund"). We refer to these separate portfolios as the "Funds." The investment adviser for each Fund is Marsico Capital Management, LLC (the "Adviser").

We have divided the Prospectus into four sections to make it easy for you to find what you are looking for.

The first section, the Funds, contains a discussion of the objectives, principal risks, performance history and fees of each Fund. In particular, this section tells you four important things about each Fund:

          [ ] Each Fund's investment goal - what the Fund is trying to achieve.

          [ ] The principal investment policies of each Fund - how each Fund tries to meet its investment goal.

          [ ] The investment selection process used by each Fund - this section specifies each Fund's primary types of investments and principal investment strategies.

          [ ]   Risks  you  should  be  aware  of  -  the  principal   risks
                associated with each Fund.

The other three sections of the Prospectus - Who Manages the Funds, How to Buy and Sell Shares and Financial Highlights - provide detailed information about how the Funds are managed, the services and privileges available to the Funds' shareholders, how shares are priced, how to buy and sell shares, and financial information.

Table of Contents

THE FUNDS
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         The Goals, Principal Investments and Policies of the Funds............3
         Other Investment Policies of the Funds................................4
         The Investment Selection Process Used by the Funds....................5
         The Principal Risks of Investing in the Funds.........................6
         Performance History...................................................8
         Expenses..............................................................9

WHO MANAGES THE
FUND
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         The Investment Adviser...............................................11
         The Portfolio Managers...............................................12

HOW TO BUY AND SELL SHARES
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         Pricing of Fund Shares...............................................12
         Instructions for Opening and Adding to an Account....................13
         Telephone and Wire Transactions......................................14
         Additional Purchase Information......................................16
         Instructions for Selling Fund Shares.................................17
         Additional Redemption Information....................................18
         How to Exchange Shares...............................................20
         Fund Transactions Through the Marsico Funds Website..................21
         Retirement Services Plan.............................................22
         Automatic Services for Fund Investors................................22
         Shareholder Communications...........................................23
         Dividends and Distributions..........................................23
         Taxes................................................................24

FINANCIAL HIGHLIGHTS

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THE MARSICO INVESTMENT FUND
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WHERE TO GO FOR MORE INFORMATION
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         Annual and Semiannual Reports........................................29
         Statement of Additional Information..................................29

THE FUNDS

The Goals, Principal Investments and Policies of the Funds

The Focus Fund

*    The goal of the Focus Fund is long-term growth of capital.

* The Focus Fund is a "non-diversified" portfolio and invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

The Growth & Income Fund

* The Growth & Income Fund seeks long-term growth of capital with a limited emphasis on income.

* The Growth & Income Fund is a "diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their growth potential. In addition, at least 25% of its total assets are invested in securities that have income potential. The Adviser may shift assets between the growth and income components of the Fund depending on its analysis of relevant market, financial and economic conditions. However, investors should keep in mind that the Growth & Income Fund is not designed to produce a consistent level of income. In addition to its income-oriented securities, the Growth & Income Fund will normally hold between 35 and 50 common stocks.

The 21st Century Fund

*    The 21st Century Fund seeks long-term growth of capital.

* The 21st Century Fund is a "diversified" portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

The International Opportunities Fund

*    The International Opportunities Fund seeks long-term growth of capital.

* The International Opportunities Fund is a "diversified" portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in issuers from at least three different countries not including the United States and maintains a core position of between 35 and 50 common stocks. From time to time, the Fund may invest in common stocks of companies operating in emerging markets.

     The Funds' goals may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to a Fund's goals.

     A WORD ABOUT THE FUNDS: The Funds are mutual funds, which are pooled investment vehicles that are professionally managed and that give you the opportunity to participate in financial markets. The Funds strive to reach their stated goals, although no assurances can be given that they will achieve their goals. Investments in the Funds are not bank deposits and are not insured by the FDIC or any government agency. The Funds do not represent complete investment programs. You could lose money by investing in the Funds.

Other Investment Policies of the Funds

* Each Fund may invest without limit in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential.

* Primarily for hedging purposes, the Funds may use options, including options on securities and securities indices, futures and foreign currency contracts.

* Because income is a part of the Growth & Income Fund's goal, in addition to investing in stocks with dividend paying characteristics, the Fund may invest up to 25% of its total assets in debt securities, including high-yield bonds and mortgage and asset-backed securities. As part of this portion of the Growth & Income Fund's portfolio, the Fund may also invest a total of up to 5% of its total assets for non-hedging purposes in options, futures and other types of derivatives, including forward contracts, swap-related products, zero coupon, pay-in-kind and step coupon securities.

* Under normal market conditions, the Focus Fund, the 21st Century Fund and the International Opportunities Fund may each invest up to 10% of its total assets in all types of fixed income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

* Each Fund may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business. The Funds may also invest in the securities of other investment companies to a limited extent and intend to do so primarily for cash management purposes.

* Under adverse market conditions or in the event of exceptional redemption requests, each Fund may hold cash or cash-equivalents and invest without limit in money market securities, U.S. government obligations and short-term debt securities. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent that they would if they remained more fully invested in common stocks. The Funds may also purchase high-grade commercial paper, certificates of deposit and may enter into repurchase agreements.


     "LARGE COMPANIES": Large companies are often referred to as "large capitalization" companies because they typically have a market capitalization of $5 billion or more. Market capitalization is calculated by multiplying the number of shares outstanding by the stock price of the company.

     MORTGAGE AND ASSET-BACKED SECURITIES represent shares in a pool of mortgages or other debt, like car loans. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during a period of declining interest rates.

     HIGH-YIELD BONDS are securities that involve the risk that the issuer may not be able to meet its payment obligation. For this reason, high-yield bonds are given a low to medium credit rating by Moody's (Baa and lower) and Standard & Poor's (BBB and lower), and are considered to be mostly speculative in nature.


     "DIVERSIFIED" VS. "NON-DIVERSIFIED": All mutual funds must elect to be "diversified" or "non-diversified," which will affect the number and size of the positions that they can take in the securities of different issuers. A "diversified" portfolio may not invest, with respect to 75% of its respective total assets, more than 5% of its total assets in the securities of any one issuer. In contrast, a "non-diversified" portfolio cannot invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer. As such, a "non-diversified" portfolio has the ability to take large positions with respect to a greater number of issuers than a "diversified" portfolio.


     As a result, the Focus Fund typically will hold the securities of fewer companies than the Growth & Income Fund, the 21st Century Fund, or the International Opportunities Fund. None of the Funds may invest more than 25% of its total assets in a single issuer (other than U.S. Government securities) and none of the Funds may own more than 10% of the outstanding voting shares of any one issuer.

     "Foreign Securities": Although all of the Funds may invest in foreign securities, the International Opportunities Fund invests primarily in foreign securities. Foreign securities include those securities of companies principally traded on non-U.S. securities markets, companies with a principal office outside the United States and companies that generate more than 50% of their total revenues from business outside the United States.

The Investment Selection Process Used by the Funds

         In selecting investments for the Funds, the Adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

* The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies which should benefit from the overall trends the Adviser has observed.

* The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Funds, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity and the ability to generate free cash flow); strong management and reasonable valuations in the context of projected growth rates. This is called bottom-up stock selection.


* As part of this fundamental, bottom-up research, the Adviser may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Adviser also prepares detailed earnings and cash flow models of companies. These models permit the Adviser to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

* The Funds' core investments generally are well-known growth companies. However, the Funds' portfolios also typically include more aggressive growth companies and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Funds may invest in certain companies for relatively short-term periods. Such short-term activity may cause the Funds to incur higher brokerage costs, which may adversely affect the Funds' performance, and may produce increased taxable distributions.

* Although the research process and investment philosophy are the same among the Funds, the Adviser takes a more aggressive approach to managing the assets of the 21st Century Fund.

* In managing the Funds' assets, the Adviser is mindful of the tax consequences that investment decisions may have on shareholders. However, if the Adviser determines that a portfolio security should be sold, the holding will be sold notwithstanding the possible tax consequences to shareholders.

The Principal Risks of Investing in the Funds

     RISKS IN GENERAL

     Domestic and foreign economic growth and market conditions, interest rate levels and political events are among the factors affecting the securities markets of the Funds' investments. There is a risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Funds. You should consider your own investment goals, time horizon and risk tolerance before investing in the Funds.

     COMMON STOCKS

     (EACH FUND)

     Each of the Funds invests primarily in common stocks, which subjects the Funds and their shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

     Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the Adviser in picking the individual stocks in the Funds' portfolios.

     There are overall stock market risks that may affect the value of the Funds. Over time, stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Funds' investments may increase and decrease more than the stock markets in general.

     RISKS OF FOREIGN INVESTING

     (EACH FUND)

     Each of the Funds may invest without limit in foreign securities and the International Opportunities Fund will invest primarily (at least 65% of its total assets) in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. Investments in emerging markets may involve even greater risks such as immature economic structures and lesser developed and more thinly-traded securities markets.

     Fixed Income Investing

     (Each Fund)

     Credit Risk: The Funds could lose money if the issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.

     Interest Rate Risk: The value of a Fund's investments in fixed income securities may fall when interest rates rise.

     High-Yield Securities: High-yield securities, also referred to as "junk bonds," are considered to be more speculative than higher quality securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns. The value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     Risk of Non-Diversification

     (Focus Fund)

     As previously mentioned, the Focus Fund is a non-diversified portfolio, which means that, at any given time, it may hold fewer securities than portfolios that are "diversified." This increases the risk that the value of the Focus Fund could go down because of the poor performance of a single investment.

     Other Risks

     The Funds may also invest in options, futures and foreign currencies, and may enter into certain types of short sales. If these practices are used by the Funds, the intent would be primarily to hedge the Funds' portfolios. Investors should not regard the possible use by the Funds of these practices as a significant factor in the performance of the Funds or in making their investment decision. Investing for hedging purposes may result in certain transaction costs which may reduce a Fund's performance. In addition, no assurances can be given that each derivative position will achieve a perfect correlation with the security or currency that it is being hedged against. No assurances can be given that these instruments will be used, even if available, and if used that they achieve the desired result.

     As noted above, the Growth & Income Fund may invest up to 5% of its total assets in certain derivative instruments for non-hedging purposes. Engaging in such practices may be used to increase returns; however, they sometimes may also reduce returns or increase volatility and exposure.

Performance History

     Performance information is presented below for the Focus Fund and the Growth & Income Fund only, since the 21st Century Fund and the International Opportunities Fund did not commence investment operations until February 1, 2000 and June 30, 2000 respectively. The bar charts below show annual total return for the Focus Fund and the Growth & Income Fund since their inception, together with the best and worst quarters since inception. The accompanying table gives some indication of the risks of an investment in these Funds by comparing each Fund's performance to that of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance. All presentations below assume reinvestment of dividends and distributions. As with all mutual funds, past results are not an indication of future performance.

     YEAR BY YEAR TOTAL RETURNS AS OF 12/31/00 (Funds' inception: 12/31/97)
 -------------------------------------------------------------------------------

       FOCUS FUND

  2000                                        -17.91%
  1999                                         55.27%              [BAR CHART]
  1998                                         51.30%
  Best Quarter 12/31/99                        34.78%
  Worst Quarter 12/31/00                      -13.17%

       GROWTH & INCOME FUND

  2000                                        -15.85%
  1999                                         53.30%              [BAR CHART]
  1998                                         43.40%
  Best Quarter 12/31/99                        34.95
  Worst Quarter 9/30/98                       -11.84

       AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00


                                        Past Year     Since Inception (12/31/97)
                                        ---------     ---------------
  Focus Fund                             -17.91%           24.47%
  Growth & Income Fund                   -15.85%           22.76%
  S&P 500(R)Index                         -9.10%           12.26%


Expenses


     As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. There are no sales loads or exchange fees associated with an investment in the Funds. Fund operating expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual Fund operating expenses for the International Opportunities Fund, indicated in the table below, reflect estimated expenses for that Fund's current fiscal year.

           SHAREHOLDER FEES (fees paid directly from your investment)
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-------------------- ------------- --------------- ------------- --------------
                                   Growth & Income  21st Century  International
                                        Fund            Fund      Opportunities
                                        ----                      -------------
                      Focus Fund                                       Fund
-------------------- ------------- --------------- ------------- --------------
-------------------- ------------- --------------- ------------- --------------
Wire Redemption Fee     $10.00         $10.00        $10.00            $10.00
-------------------- ------------- --------------- ------------- --------------
-------------------- ------------- --------------- ------------- --------------
IRA Redemption Fee      12.50           12.50        12.50             12.50
-------------------- ------------- --------------- ------------- --------------

  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  ----------------------------------------------------------------------------


---------------------------------- ---------------- ---------------------- ----------------- ------------------
                                   (a)              Growth & Income Fund    21st Century      International
                                   Focus Fund                                   Fund          Opportunities
                                                                                                   Fund
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Management Fee                          0.85%               0.85%               0.85%             0.85%
---------------------------------- ---------------- ---------------------- ----------------- ------------------
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Distribution 12b-1 Fees(a)              0.25%               0.25%               0.25%             0.25%
---------------------------------- ---------------- ---------------------- ----------------- ------------------
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Other Expenses(b)                       0.17%               0.20%               0.60%             3.66%
---------------------------------- ---------------- ---------------------- ----------------- ------------------
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Total Fund Operating Expenses(c)        1.27%               1.30%               1.70%             4.76%
---------------------------------- ---------------- ---------------------- ----------------- ------------------
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Fee Waivers                              --                  --                 0.20%             3.16%
---------------------------------- ---------------- ---------------------- ----------------- ------------------
---------------------------------- ---------------- ---------------------- ----------------- ------------------
Net Expenses(c)                         1.27%               1.30%               1.50%             1.60%
---------------------------------- ---------------- ---------------------- ----------------- ------------------


---------------------------

(a) Each Fund has adopted a Rule 12b-1 plan which allows a Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of a Fund's average net assets. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(b) These expenses include custodian, transfer agency and administration fees and other customary Fund expenses.


(c) The Adviser has agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus Fund's average net assets, 1.50% of the Growth & Income Fund's and the 21st Century Fund's average net assets, and 1.60% of the International Opportunities Fund's average net assets until December 31, 2001. This fee waiver may be terminated at any time after December 31, 2001. The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.


         EXAMPLE


     This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example is based on the Annual Fund Operating Expenses described in the table.

     This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  One Year   Three Years   Five Years  Ten Years
                                  --------   -----------   ----------  ---------
  Focus Fund                        $129       $403          $697        $1,534
  Growth & Income Fund              $132       $412          $713        $1,568
  21st Century Fund                 $153       $516          $904        $1,997
  International Opportunities       $163       $551            -            -
    Fund


     Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Funds. Actual expenses may be higher or lower than those reflected above.

WHO MANAGES THE FUNDS

The Investment Adviser


     Marsico Capital Management, LLC (the "Adviser" or "Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, CO 80202, serves as the investment adviser to each Fund under an Investment Advisory and Management Agreement (the "Agreement") with the Marsico Investment Fund (the "Trust"). The Agreement provides that the Adviser will furnish continuous investment advisory and management services to the Funds. Marsico Capital was organized in September 1997 as a registered investment adviser. In addition to the Funds, Marsico Capital provides investment management services to other mutual funds and private accounts and, as of December 31, 2000, had approximately $15 billion under management. Thomas F. Marsico is Chief Executive Officer of the Adviser.


     The Adviser manages the investment portfolios of the Funds, subject to policies adopted by the Trust's Board of Trustees. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Funds. Marsico Capital also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors or employees of Marsico Capital. The Trust pays the salaries and fees of all other trustees of the Trust. For its services, the Adviser receives a fee of 0.85% per year of the average daily net assets of each Fund.

The Portfolio Managers

The Focus Fund and the Growth & Income Fund

     Thomas F. Marsico manages the investment program of each of the Focus Fund and the Growth & Income Fund. Mr. Marsico has 21 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997.

The 21st Century Fund

     James A. Hillary is the portfolio manager of the 21st Century Fund. Mr. Hillary has 12 years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University.

The International Opportunities Fund

     James G. Gendelman is the portfolio manager of the Marsico International Opportunities Fund. Prior to joining Marsico Capital Management in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelors degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was an accountant for Ernst & Young from 1983 to 1985.

HOW TO BUY AND SELL SHARES

Pricing of Fund Shares

     The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) every day the Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund's transfer agent, Sunstone Financial Group, Inc. (the "Transfer Agent"). The Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' Board of Trustees. The Funds may use pricing services to determine market value.


Instructions For Opening and Adding to an Account

          TO OPEN AN ACCOUNT                          TO ADD TO AN ACCOUNT
                BY MAIL                                     BY MAIL
-------------------------------------      -------------------------------------

Complete and sign the Account              Complete the investment slip that is
Application or an IRA Application.         included in your account  statement,
                                           and  write  your  account  number on
                                           your  check.  If you no longer  have
                                           your   investment    slip,    please
                                           reference your name,  account number
                                           and address on your check.

o    Make your check payable to the
     Marsico Funds.

o    For IRA accounts, please
     specify the year for which the
     contribution is made.

         TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

MAIL YOUR APPLICATION AND CHECK TO:           MAIL THE SLIP AND THE CHECK TO:
-----------------------------------           -------------------------------

Marsico Funds                              Marsico Funds
c/o Sunstone Financial Group, Inc.         c/o Sunstone Financial Group, Inc.
P.O. Box 3210                              P.O. Box 3210
Milwaukee, WI  53201-3210                  Milwaukee, WI  53201-3210

BY OVERNIGHT COURIER, SEND TO:             BY OVERNIGHT COURIER, SEND TO:
-----------------------------              ------------------------------
Marsico Funds                              Marsico Funds
c/o Sunstone Financial Group, Inc.         c/o Sunstone Financial Group, Inc.
803 West Michigan Street                   803 West Michigan Street
Suite A                                    Suite A
Milwaukee,  WI 53233                       Milwaukee,  WI 53233

              BY TELEPHONE                              BY TELEPHONE
              ------------                              ------------

Telephone transactions may not be used     You    automatically   are   granted
  for initial purchases                    telephone   transaction   privileges
                                           unless  you  decline  them  on  your
                                           Account  Application  or by  calling
                                           888-860-8686.     You    may    call
                                           888-860-8686  to purchase  shares in
                                           an  existing  account.   Investments
                                           made by  electronic  funds  transfer
                                           must be from a  pre-designated  bank
                                           account  and in  amounts of at least
                                           $50 and not  greater  than  $50,000,
                                           and  will  be  effective  at the NAV
                                           next computed after your instruction
                                           is accepted by the Transfer Agent.

              BY INTERNET                               BY INTERNET
              -----------                               -----------

You may  open new  accounts  through       You  may   purchase   shares  in  an
the   Marsico   Funds   Website   at       existing account through the Marsico
www.marsicofunds.com.  For important       Funds,           Website          at
information  on  this  feature,  see       www.marsicofunds.com.  To  establish
"Fund   Transactions   Through   the       online transaction  privileges,  you
Marsico Funds Website" on page 21 of       must enroll through the Website. You
this Prospectus.                           automatically  have the  ability  to
                                           establish     online     transaction
                                           privileges  unless you decline  them
                                           on your  Account  Application  or by
                                           calling 888-860-8686.  For important
                                           information  on  this  feature,  see
                                           "Fund   Transactions   Through   the
                                           Marsico Funds Website" on page 21 of
                                           this Prospectus.

         TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT
              BY WIRE                                     BY WIRE
              -------                                     -------

Call  888-860-8686  for instructions       Send  your  investment  to UMB Bank,
and  to  obtain  an  account  number       n.a. by following  the  instructions
prior to wiring the funds.                 listed in the column to the left.

Send your investment to UMB Bank, n.a.
with these instructions:

*    UMB Bank, n.a.
*    ABA#: 101000695
*    For Credit to the Marsico Funds
*    A/C#: 987-085-8118
*    For further credit to: investor account
     number; name(s) of investor(s); SSN or
     TIN; name of Fund to be purchased.


     AUTOMATIC SERVICES
--------------------------------------------------------------------------------

     WITH AN INITIAL INVESTMENT indicate on your application which of the automatic service(s) described on page 22 that you want. Return your application with your investment.


TELEPHONE AND WIRE TRANSACTIONS


     Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. It takes 15 calendar days after receipt by the Funds of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. You automatically are granted telephone transaction privileges unless you decline them on your Account Application or by calling 888-860-8686. You must have ACH instructions on your account in order to conduct online purchases. With respect to purchases made by telephone, the Funds and their agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, the Funds or their agents will not be liable for any loss, cost or expense for acting upon telephone instructions or for any unauthorized telephone transactions.


     If you purchase your initial shares by wire, the Transfer Agent first must have received a completed Account Application and issued an account number to you. The account number must be included in the wiring instructions set forth above.

     The Transfer Agent must receive your Account Application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed Account Application.

     Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

     Exchange Privilege: As a convenience, the Funds' shareholders may exchange all or part of their investment in the Funds for the Marsico Shares of Nations Prime Fund ("Nations Money Market Fund"), a money market fund advised by NationsBanc Advisers, Inc. (and not by the Adviser) that invests in a diversified portfolio of high quality money market instruments. THE SHARES OF THE NATIONS MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. For important information on this exchange feature, please see page 21 of this Prospectus.

Additional Purchase Information

     If you contemplate needing to redeem your investment shortly after your purchase, you should purchase shares by wire. The Funds may hold redemption proceeds until the proceeds used to purchase shares have been collected (e.g. your check has cleared, or your ACH payments have been received), but in no event for more than 10 calendar days.

     If you fail to provide and certify to the accuracy of your Social Security Number or Taxpayer Identification Number, the Funds will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds.

     Please note that the Funds are offered and sold only to persons residing in the United States or Puerto Rico. Applications will only be accepted if they contain a U.S. or Puerto Rico address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful under the securities laws of that jurisdiction.

     The Funds will not accept your Account Application if you are investing for another person as attorney-in-fact. The Funds will not accept accounts with "Power of Attorney" or "POA" in the registration section of the Account Application.


     All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete ACH or other electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. You will also be responsible for any losses suffered by the Funds as a result. The Funds may redeem shares you own in this or any identically registered Marsico Funds account as reimbursement for any such losses. The Funds reserve the right to reject any purchase order for Fund shares.



      MINIMUM INVESTMENTS
                                                  INITIAL       ADDITIONAL
      Regular accounts                            $2,500          $100
      Traditional IRAs and IRA Rollovers           1,000           100
      Spousal IRAs                                   500           100
      Roth IRAs                                    1,000           100
      SEP-IRAs                                       500           100
      Gifts to minors                                500            50
      Automatic Investment Plans                   1,000            50


     INVESTMENTS MADE THROUGH FINANCIAL SERVICES AGENTS

     If you invest through a financial services agent (rather than directly with the Funds through the Transfer Agent), the policies and fees may be different than those described here. Financial advisers, financial supermarkets and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for transmitting your orders in a timely manner.

     Certain financial services agents may enter into agreements with the Funds or their agents which permit them to confirm orders on behalf of customers by phone, with payment to follow later, in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the transaction may be rescinded and the financial services agent will be held liable for any resulting fees or losses.

Instructions For Selling Fund Shares


TO SELL SHARES

BY MAIL

Write a letter of instruction that includes:

*    the name(s) and signature(s) of all account owners

*    your account number

*    the Fund name

*    the dollar or share amount you want to sell

*    how and where to send the proceeds

*    if redeeming from your IRA, please note applicable withholding requirements

Obtain a signature guarantee or other documentation, if required.

MAIL YOUR REQUEST TO:                       BY OVERNIGHT COURIER, SEND TO:
----------------------------------------    ------------------------------------

Marsico Funds                               Marsico Funds
c/o Sunstone Financial Group, Inc.          c/o Sunstone Financial Group, Inc.
P.O. Box 3210                               803 West Michigan Street, Suite A
Milwaukee, WI  53201-3210                   Milwaukee, WI  53233

BY TELEPHONE
----------------------------------------    ------------------------------------
*   You    automatically   are   granted    *   Unless  you  decline   telephone
    telephone   transaction   privileges        privileges   on   your   Account
    unless  you  decline  them  on  your        Application,   as  long  as  the
    Account  Application  or by  calling        Funds take  reasonable  measures
    888-860-8686.  You may  redeem  Fund        to verify the order, you will be
    shares  by   calling   888-860-8686.        responsible  for any  fraudulent
    Redemption  proceeds  will be mailed        telephone order.
    directly  to you  or  electronically
    transferred  to  your  predesignated
    bank account.

*   You may redeem as little as $500 and
    as  much  as   $50,000   by telephone
    Redemptions.


BY INTERNET
--------------------------------------------------------------------------------


     You may redeem shares through the Marsico Funds Website at www.marsicofunds.com. To establish online transaction privileges you must enroll through the Website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 888-860-8686. For important information on this feature, see "Fund Transactions Through the Marsico Funds Website" on page 21 of this Prospectus.


SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------

     Call us to request a Systematic Withdrawal Plan. It may be set up over the phone or by letter of instruction.

     For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll free in the U.S.: 888-860-8686.


     As explained under "How to Exchange Shares," (page 20) shareholders in the Funds may exchange all or part of their investment for shares of the Nations Money Market Fund. To redeem shares from the Nations Money Market Fund, follow the same procedures that apply to redeeming shares of the Funds. If you have any questions about redeeming shares of the Nations Money Market Fund, please call 888-860-8686. Please note that when redeeming less than all of your shares of the Nations Money Market Fund, your proceeds will exclude accrued and unpaid income from the Nations Money Market Fund through the date of the redemption. When redeeming your entire balance from the Nations Money Market Fund, accrued income will automatically be paid to you when the income is collected and paid from the Nations Money Market Fund, at the end of the month.


Additional Redemption Information

PAYMENT OF REDEMPTION PROCEEDS

     You may sell shares at any time. Your shares will be sold at the next NAV per share calculated after your order is accepted by the Transfer Agent. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. Payment of the redemption proceeds for shares of the Funds where you request wire payment will normally be made in federal funds on the next business day.

     Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days. This procedure is intended to protect the Funds and their shareholders from loss.

     The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Account Application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. The Transfer Agent currently charges a $10 fee for each payment by wire of redemption proceeds, which will be deducted from your redemption proceeds.

     If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic service currently in effect for the account will be terminated unless you indicate otherwise in writing.

SIGNATURE GUARANTEES

     A signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address than that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to a bank other than your bank of record; and (v) if a change of address request has been received by the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $50,000 or more from any shareholder account.

     Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries Public cannot provide signature guarantees.

CORPORATE, TRUST AND OTHER ACCOUNTS

     Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds at 888-860-8686 before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

     In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Funds at 888-860-8686 before making your request to determine what additional documents are required.

REDEMPTION INITIATED BY THE FUNDS

     If your account balance falls below $500, your Fund may ask you to increase your balance. If your account balance is still below $500 after 30 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Funds will not apply if the value of your account drops below $500 because of market performance.

HOW TO EXCHANGE SHARES


     You may exchange all or a portion of your investment from one Marsico Fund to another. You may exchange shares by mail, by telephone or through the Marsico Funds Website. You automatically are granted telephone transaction privileges unless you decline them on your Account Application or by calling 888-860-8686. You must have telephone transaction privileges in order to conduct online transactions. You may establish online exchange privileges by enrolling through the Website. For important information on this feature, see "Fund Transactions Through the Marsico Funds Website" on page 21 of this Prospectus. Any new account established through an exchange will have the same privileges as your original account and will also be subject to the minimum investment requirements described above. Aside from this requirement, there is a $500 minimum for exchanging shares under the program. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.


     In addition to your ability to exchange all or a portion of your investment between the Marsico Funds, you may also exchange Fund shares for shares of the Nations Money Market Fund by sending a written exchange request to Marsico Funds or, if you have established telephone exchange privileges, call 888-860-8686. Please read that Prospectus before making an exchange into the Nations Money Market Fund. This exchange privilege is offered as a convenience to the Funds' shareholders. Please note that when exchanging from a Fund to the Nations Money Market Fund, you will begin accruing income from the Nations Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Nations Money Market Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the Nations Money Market Fund through the date of exchange. When exchanging your entire balance from the Nations Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Nations Money Market Fund, at the end of the month.


     MORE INFORMATION ABOUT THE EXCHANGE PRIVILEGE: The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Funds' performance and shareholders. Therefore, the Funds may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). This policy does not apply to investors who have elected to participate in the Automatic Exchange Program, described on page 23.


     The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

     During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under Instructions for Opening and Adding to an Account, page 13 or access your account through Marsico Funds' Website at www.marsicofunds.com.

         ABOUT THE NATIONS MONEY MARKET FUND: Please be sure to read the Nations Money Market Fund Prospectus before investing in that Fund.

         The Nations Money Market Fund seeks current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase.

     The Nations Money Market Fund is managed by NationsBanc Advisers, Inc. and not by the Adviser. Stephens Inc. is the distributor of the Nations Money Market Fund's shares.

FUND TRANSACTIONS THROUGH THE MARSICO FUNDS WEBSITE

     In addition to checking your Fund account balance(s) and historical transactions, you may purchase, redeem or exchange shares of the Funds through the Marsico Funds Website at www.marsicofunds.com. You may establish online transaction privileges by enrolling on the Website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 888-860-8686. You will be required to enter into a user's agreement through the Website in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online, you must also have ACH instructions on your account. If you opened your account online, then any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check or, if your account has bank information, by wire or ACH.

     Payment for purchases of shares through the Website may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Redemptions from accounts established through the Funds' Website will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds' Website.

     The Funds impose a limit of $50,000 on purchase and redemption transactions through the Website. Transactions through the Website are subject to the same minimums as other transaction methods.

     You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.

     There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing, redeeming or exchanging shares by another method. Neither the Funds, their Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

     In addition, neither the Funds, their Transfer Agent, distributor or Adviser will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Retirement Services Plan

     The Funds offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on establishing retirement accounts and for a complete list of retirement accounts offered, please call 888-860-8686. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

     The retirement plans currently available to shareholders of the Funds include:

     TRADITIONAL IRA AND IRA ROLLOVERS: an individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

     SPOUSAL IRA: an IRA funded by a working spouse in the name of a non-earning spouse.

     SEP-IRA: an individual retirement account funded by employer contributions. Your assets grow tax-free and distributions are taxable as income.

     ROTH IRA: an IRA with non-deductible contributions, tax-free growth of asset and tax-free distributions for qualified distributions.

     403(b): an arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax deferred account.

Automatic Services for Fund Investors
--------------------------------------------------------------------------------

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and an amount, subject to certain restrictions. You can set up most of these services with your Account Application or by calling 888-860-8686.

FOR INVESTING

        AUTOMATIC INVESTMENT PLAN               PAYROLL DIRECT DEPOSIT PLAN

For making automatic investments from  a   For making automatic investments from
designated bank account.                   your payroll check.

DIVIDEND REINVESTMENT


     If you do not specify an election, all income dividends and capital gains distributions will be automatically reinvested in shares of the Funds.


FOR INVESTING AND FOR SELLING SHARES

AUTOMATIC EXCHANGE PLAN

     For making regular exchanges from your Fund into another Marsico Fund or between a Marsico Fund and the Nations Money Market Fund. This plan is available to IRA accounts having a minimum balance of $1,000.

FOR SELLING SHARES

For making regular withdrawals from the Funds

Shareholder Communications

     ACCOUNT STATEMENTS. Every quarter, Marsico investors automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

     CONFIRMATION. Confirmation Statements will be sent after each transaction that affects your account balance or account registration.

     REGULATORY MAILINGS. Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

     You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by registering for this feature on the Website. For existing accounts, please call 888-860-8686 for instructions.

Dividends and Distributions

     The Funds intend to pay distributions on an annual basis. You may elect to reinvest income dividends and capital gain distributions in shares of the Funds or receive these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in the Funds at NAV, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

     If you are interested in changing your election, you may call the Transfer Agent at 888-860-8686 or send written notification to Marsico Funds, c/o Sunstone Financial Group, Inc., P.O. Box 3210, Milwaukee, WI 53201-3210.

Taxes


     The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for additional tax information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

     Each Fund will distribute all or substantially all of its income and gains to its shareholders each year. Fund dividends and distributions (whether paid in cash or reinvested in additional Fund shares) are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

     A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared. Because each of the Funds may invest in foreign securities, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by countries other than the United States. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund at the close of a taxable year consists of stock or securities in non-U.S. companies, and if that Fund elects to "pass through" foreign taxes, shareholders of the Fund may be able to claim United States foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and limitations contained in the Internal Revenue Code of 1986, as amended. It is unlikely that any Fund other than the International Opportunities Fund will be able to make such an election.

     Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held.


     If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes.


     As with all mutual funds, each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions to you if you fail to provide the Fund with your correct taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.

FINANCIAL HIGHLIGHTS

     Financial  highlights  are  presented  below  for  each of the  Funds.  The financial highlights table is intended to help you understand each Fund's financial performance and other financial information since its inception. Certain information reflects financial results for a single Fund share. "Total Return" shows how much an investor in each Fund would have earned on an investment in a Fund assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.


--------------------------------------- ---------------------------------------------- ---------------------------------------------
                                                                                                      Growth & Income
                                                                                       ---------------------------------------------
                                                         Focus Fund                                        Fund
--------------------------------------- ---------------------------------------------- ---------------------------------------------
                                                                        December 31,                                    December 31,
                                          Year Ended     Year Ended       1997 to        Year Ended      Year Ended       1997 to
     For a Fund Share Outstanding        September 30,   September 30,  September 30,   September 30,   September 30,  September 30,
         Throughout the Period                2000           1999          1998(a)           2000            1999          1998(a)
--------------------------------------- --------------- -------------- --------------- --------------- --------------- -------------
Net Asset Value, Beginning of Period...    $17.43          $12.36         $10.00            $16.29         $11.54           $10,00
                                           ------          ------         ------            ------         ------           ------
Income from investment operations:
   Net investment loss ................    (0.16)          (0.06)         (0.01)            (0.11)         (0.06)           (0.01)
   Net realized and unrealized gains
     on investments....................      4.94            5.13           2.37             4.75            4.81
                                           ------          ------         ------            ------         ------           ------
Total from investment operations.......      4.78            5.07           2.36             4.64            4.75
                                           ------          ------         ------            ------         ------           ------
Net Asset Value, End of Period.........    $22.17          $17.43         $12.36           $20.82          $16.29
                                           ======          ======         ======           ======          ======

Total Return ..........................    27.42%          41.02%      23.60%(1)           28.53%          41.16%        15.40%(1)

Supplemental Data and Ratios:
---------------------------------------
Net assets, end of period (000s).......$2,853,805      $2,258,141       $858,257       $1,002,722        $688,490         $263,519

Ratio  of   expenses  to  average  net
assets,   less   waivers   and  before
expenses paid indirectly...............     1.27%           1.31%       1.56%(2)            1.30%           1.43%         1.51%(2)

Ratio of net investment loss to
average net assets, net of waivers
and expenses paid indirectly...........   (0.69)%         (0.43)%     (0.27)%(2)          (0.54)%         (0.46)%        (0.14%(2)

Ratio  of   expenses  to  average  net
assets,  before  waivers and  expenses
paid indirectly........................     1.27%           1.31%       1.56%(2)            1.30%           1.43%         1.78%(2)

Ratio  of  net   investment   loss  to
average  net  assets,  before  waivers
and expenses paid indirectly...........   (0.70)%         (0.45)%     (0.27)%(2)          (0.55)%         (0.47)%       (0.41)%(2)

---------------------------------------
Portfolio turnover rate................      176%            173%        170%(1)             137%            137%          141%(1)

(a) Inception.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.

---------------------------------------       ---------------------     --------------------------------
                                                21st Century Fund       International Opportunities Fund
                                                February 1, 2000                 June 30, 2000
   For a Fund Share Outstanding                       to                               to
       Throughout the Period                  September 30, 2000(a)            September 30, 2000(a)
---------------------------------------       ---------------------     --------------------------------

 Net Asset Value, Beginning of Period...              $10.00                         $10.00
                                                     -------                        -------
Income from investment operations:
   Net investment loss ................               (0.07)                           0.01
   Net realized and unrealized gains
     on investments....................                 0.93                           0.35
                                                     -------                        -------
Total from investment operations.......                 0.86                           0.36

Net Asset Value, End of Period.........               $10.86                         $10.36
                                                     =======                        =======
Total Return ..........................             8.60%(1)                       3.60%(1)

Supplemental Data and Ratios:
---------------------------------------
Net assets, end of period (000s).......             $130,173                        $15,480

Ratio  of   expenses  to  average  net
assets,   less   waivers   and  before
expenses paid indirectly...............             1.50%(2)                       1.60%(2)

Ratio of net investment loss to
average net assets, net of waivers
and expenses paid indirectly...........           (0.92)%(2)                     (0.33)%(2)

Ratio  of   expenses  to  average  net
assets,  before  waivers and  expenses
paid indirectly........................             1.70%(2)                       4.76%(2)

Ratio  of  net   investment   loss  to
average  net  assets,  before  waivers
and expenses paid indirectly...........           (1.13)%(2)                     (2.83)%(2)

---------------------------------------
Portfolio turnover rate................              267%(1)                        190%(1)

(a) Inception.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.


THE MARSICO INVESTMENT FUND
--------------------------------------------------------------------------------

Marsico Focus Fund
Marsico Growth & Income Fund
Marsico 21st Century Fund
Marsico International Opportunities Fund

INVESTMENT ADVISER
Marsico Capital Management, LLC

ADMINISTRATOR
Sunstone Financial Group, Inc.

DISTRIBUTOR
Sunstone Distribution Services, LLC

COUNSEL
Dechert

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

TRANSFER AND DIVIDEND DISBURSING AGENT
Sunstone Financial Group, Inc.

CUSTODIAN
State Street Bank and Trust Company

THE MARSICO INVESTMENT FUND
--------------------------------------------------------------------------------

Marsico Focus Fund
Marsico Growth & Income Fund
Marsico 21st Century Fund
Marsico International Opportunities Fund


WHERE TO GO FOR MORE INFORMATION
--------------------------------------------------------------------------------

     You will find more information about the Funds in the following documents:

Annual And Semiannual Reports

     Our annual and semiannual reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss the market conditions and strategies that significantly affected each Fund's performance.

Statement of Additional Information

     The Statement of Additional Information contains additional and more detailed information about each Fund, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS
--------------------------------------------------------------------------------

1.  Call or write for one, and a copy will be sent without charge.

    MARSICO FUNDS
    P.O. BOX 3210
    MILWAUKEE, WI 53201-3210
    888-860-8686
    www.marsicofunds.com

2. Call, write or submit an E-mail request to the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below.

    PUBLIC REFERENCE SECTION OF THE SEC
    WASHINGTON, D.C. 20549-0102
    202-942-8090
    E-mail address:  publicinfo@sec.gov

3. Go to the SEC's Website (www.sec.gov) and download a free text-only version from the EDGAR Database on the Website.
    SEC file number 811-8397

[MARSICO FUNDS LOGO]


                                  Marsico Funds
                     P.O. Box 3210, Milwaukee, WI 53201-3210
                                  888-860-8686

                                 Recycled Paper

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 26, 2001


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for The Marsico Investment Fund dated January 26, 2001, as amended from time to time, a copy of which may be obtained without charge by calling 1-888-860-8686 or writing to Sunstone Financial Group, Inc., P.O. Box 3210, Milwaukee, WI 53201-3210.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.............................................1
TYPES OF SECURITIES AND INVESTMENT TECHNIQUES..................................4
INVESTMENT ADVISORY AND OTHER SERVICES........................................26
DISTRIBUTION PLAN.............................................................28
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................29
PERFORMANCE INFORMATION.......................................................30
AVERAGE ANNUAL TOTAL RETURN...................................................30
TAX STATUS....................................................................33
NET ASSET VALUE...............................................................37
CAPITAL STRUCTURE.............................................................38
HOW TO BUY AND SELL SHARES....................................................39
HOW TO EXCHANGE...............................................................41

                                  INTRODUCTION

                       INVESTMENT OBJECTIVES AND POLICIES

The Marsico Focus Fund ("Focus Fund") is a non-diversified fund that seeks long-term growth of capital.

The Marsico Growth & Income Fund ("Growth & Income Fund") is a diversified fund that seeks long-term capital growth with a limited emphasis on income. The Growth & Income Fund places a stronger emphasis on the growth objective but invests at least 25% of its total assets in securities that have income potential.

The Marsico 21st Century Fund ("21st Century Fund") is a diversified fund that seeks long-term growth of capital.

The Marsico International Opportunities Fund ("International Opportunities Fund") is a diversified fund that seeks long-term growth of capital.

FUNDAMENTAL INVESTMENT RESTRICTIONS

As indicated in the Prospectus, the Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy As fundamental policies, each Fund may not:

         (1) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

         (2) Invest directly in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

         (3) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Funds from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

         (4) Lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

         (5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

         (6) Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "1940 Act").

         (7) Borrow money, except that the Funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts. None of the Funds will purchase securities while its borrowings exceed 5% of that Fund's total assets.

     In addition to the foregoing, as a fundamental policy, neither the Growth & Income Fund, the 21st Century Fund nor the International Opportunities Fund may own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

         As a fundamental policy, the Focus Fund may not own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940
Act), if immediately after and as a result of such purchase, the value of the holdings of the Focus Fund in the securities of such issuer exceeds 5% of the value of the Focus Fund's total assets.

ADDITIONAL INVESTMENT RESTRICTIONS

         The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

         (a) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         (b) The Funds do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guaranteed positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

         (e) The Funds do not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.

         (f) The Funds may not invest in companies for the purpose of exercising control of management. For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

         Except as otherwise noted herein and in the Funds' prospectus, a Fund's investment objectives and policies may be changed by a vote of the Trustees without a vote of shareholders.

                  TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS

         Each Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. Marsico Capital Management, LLC ("Marsico Capital") will take reasonable steps to bring a Fund into compliance with this policy if the level of illiquid investments exceeds 15%. Each Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Trustees of the Fund are satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

         See Appendix A for risks associated with certain other investments.

         The Trustees have authorized Marsico Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Marsico Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Marsico Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

         Each Fund may invest up to 5% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

         Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. BECAUSE A FUND WILL NOT RECEIVE CASH PAYMENTS ON A CURRENT BASIS IN RESPECT OF ACCRUED ORIGINAL-ISSUE DISCOUNT PAYMENTS, IN SOME YEARS THAT FUND MAY HAVE TO DISTRIBUTE CASH OBTAINED FROM OTHER SOURCES IN ORDER TO SATISFY THE DISTRIBUTION REQUIREMENTS UNDER THE CODE. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

         Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES


         The Growth & Income Fund may invest up to 25%, and the Focus Fund, the 21st Century Fund and the International Opportunities Fund may invest up to 5% of their respective total assets in various types of pass-through securities, such as mortgage-backed securities and asset-backed securities. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.


         Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble GNMA Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

         Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for a specified period of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that a Fund would be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals.

OTHER INCOME-PRODUCING SECURITIES

         Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

         VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

         STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

         TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

         INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective net assets in inverse floaters.

         The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

         FUTURES CONTRACTS. To the extent described in the Prospectus, each Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Marsico Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

         The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

         Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


         A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts.


         Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

         If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

         Futures contracts entail risks. Although Marsico Capital believes that use of such contracts will benefit the Funds, a Fund's overall performance could be adversely affected by entering into such contracts if the portfolio manager's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

         OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates. The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


         FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


         The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

         The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

         OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency.

         The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

         The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

         OPTIONS ON SECURITIES. In an effort to increase current income, the Growth & Income Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Growth & Income Fund may write and buy options on the same types of securities that the Fund may purchase directly.

         A put option written by a Fund is "covered " if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         A call option written by a Fund is "covered " if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

         The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then-current market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security. A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is a less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

         Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

         The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

         A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

         EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         SWAPS AND SWAP-RELATED PRODUCTS. The Growth & Income Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Marsico Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardizing swap documentation. Marsico Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

         ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

ADDITIONAL DERIVATIVE INSTRUMENT RISKS

Additional risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movement in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, or the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.

         Although the Funds believe the use of derivative instruments will benefit the Funds, the Funds' performance could be worse than if the Funds had not used such instruments if the portfolio manager's judgment proves incorrect. When a Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

SHORT SALES

         Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future, without the payment of additional cost. A Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

DEPOSITARY RECEIPTS

         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or "collateral." A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities decline before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Marsico Capital.

         A Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Marsico Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested
proceeds  is  less  than  the  expense  of  the  reverse  repurchase   agreement
transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

HIGH-YIELD/HIGH-RISK SECURITIES

         The Growth & Income Fund may invest up to 25%, and the Focus Fund, the 21st Century Fund and the International Opportunities Fund may invest up to 5% of their respective total assets in debt securities that are rated below investment grade (i.e., securities rated BB or lower by Standard & Poor's
Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. The Funds will not purchase debt securities rated lower than "CCC" by Standard & Poor's or "Caa" by Moody's.

         Each Fund may invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be included in the stated limit for investments in high-yield investments by each Fund unless the portfolio manager deems such securities to be the equivalent of investment grade securities.

         FINANCIAL AND MARKET RISKS. Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. High-yield securities are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

         DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which the portfolio manager expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

         CREDIT RISK. The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

GENERAL CHARACTERISTICS OF FOREIGN SECURITIES.

         Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Funds may be subject to greater price fluctuation than securities of U.S. companies.


         Most foreign stock markets are not as large or liquid as in the United States. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities.


         Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Funds may hold foreign currencies, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion.

         Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

         The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts or purchasing or writing put or call options on foreign currencies.

INVESTMENTS IN THE SHARES OF OTHER INVESTMENT COMPANIES

         To a limited extent, each Fund may purchase securities of other investment companies. Marsico Capital does not expect the Funds to invest more that 5% of their total assets in shares issued by other investment companies and, in no instance, will such investments exceed the levels set forth in
Section 12(d)(1)(A) of the 1940 Act. Marsico Capital anticipates investing in shares of other investment companies primarily as a means to invest cash in Funds consisting of short-term money market instruments and U.S. government securities. To the extent that the Funds invest in other investment companies, the Funds may incur duplicate investment advisory and other fees.

TRUSTEES AND OFFICERS OF THE FUNDS

         The Trustees and Officers of the Funds and their principal occupations during the past five years are set forth below.

                                       POSITIONS HELD WITH                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                       THE FUND                       DURING THE PAST FIVE YEARS

Thomas F. Marsico (1)                  Trustee, President and          Chief Executive Officer, Marsico
1200 17th Street                         Chief Executive Officer         Capital Management, LLC (September
Suite 1300                                                               1997 - present); Executive Vice
Denver, CO  80202                                                        President, Janus Investment Fund
DOB:  1955                                                               (1990 - 1997)

J. Jeffrey Riggs (1)                   Trustee                         President, Essex Financial Group,
8400 East Prentice Avenue                                                Inc. (Commercial Mortgage Bank)
Suite 1310                                                               (More than five years); Principal,
Englewood, CO  80111                                                     Metropolitan Homes, Inc. (January
DOB:  1953                                                               1992 - Present); Principal, Baron
                                                                         Properties, LLC (January 1997 - Present).

Rono Dutta                             Trustee                         President, United Airlines (1999 - present);
1200 E. Algonquin Road                                                   Senior Vice President - Planning,
Elk Gove Village, IL  60007                                              United Airlines (1994 - 1999);
Englewood, CO  80111                                                     other positions with United Airlines
DOB:  1951                                                               (1985 - 1994); previously, manager
                                                                         for planning, Bell & Howell, and
                                                                         management consultant, Booz, Allen
                                                                         and Hamilton.

Theodore S. Halaby                     Trustee                         Partner, Halaby, Cross, & Schluter
1873 South Ballaire                                                      (law firm) (October 1998 -
Suite 1400                                                               present); Partner, Halaby, Cross,
Denver, CO  80222                                                        Lichty & Schluter (law firm)
DOB:  1940                                                               (January 1996 - September 1998);
                                                                         Partner, Halaby, Cross, Lichty,
                                                                         Schluter &  Buck (law  firm)
                                                                         (October 1994 - December 1995);
                                                                         Partner, Halaby, McCrea & Cross)
                                                                         (law firm) (more than five
                                                                         years).

Walter A. Koelbel, Jr.                 Trustee                         President, and other positions,
5291 Yale Circle                                                         Koelbel and Company (Real Estate
Denver, CO  80222                                                        Development Company) (December
DOB:  1952                                                               1976 - present)

Larry A. Mizel                         Trustee                         President, M.D.C. Holdings, Inc.
Suite 900                                                                (Homebuilding and Mortgage
3600 South Yosemite Street                                               Banking) (March 1996 - present);
Denver, CO  80237                                                        Chairman and Chief Executive
DOB:  1942                                                               Officer, M.D.C. Holdings, Inc.

(More than five years).
Federico Pena                          Trustee                         Managing Director, Vestar Capital
1225 17th Street                                                         Partners, (August 1998 - present);
Denver, CO  80202                                                        Secretary, U.S. Department of
DOB:  1947                                                               Energy (March 1997 - July 1998);
                                                                         Secretary, U.S. Department of
                                                                         Transportation (January 1993 -
                                                                         February 1997)

Michael D. Rierson                     Trustee                         Vice President, University
P. O. Box 248073                                                         Advancement at University of Miami
Coral Gables, FL  33124                                                  (September 1998 - present);
DOB:  1952                                                               Associate Dean, Kenan-Flagler
                                                                         Business School at University of
                                                                         North Carolina at Chapel Hill
                                                                         (November 1993 - September
                                                                         1998); Various positions at Duke
                                                                         University, Durham, N.C.
                                                                         (October 1983 - November 1993).

Barbara M. Japha                       Vice President, Treasurer       President and General Counsel,
1200 17th Street                         and Secretary                   Marsico Capital Management, LLC
Suite 1300                                                               (September 1997 - Present); Vice
Denver, CO  80202                                                        President - Legal, U S. West, Inc.
DOB:  1953                                                               (September 1989 - September 1997).

Sander M. Bieber                       Assistant Secretary             Partner, Dechert (law firm) (more
1775 Eye Street, N.W.                                                    than five years).
Washington, D.C.  20005
DOB:  1950


--------------------
(1) Trustees who are "interested persons" of the Funds, as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trustees of the Funds who are officers or employees of the investment adviser receive no remuneration from the Funds. Each of the other Trustees (the "Independent Trustees") is paid an annual retainer of $28,000 and a fee of $3,000 for each meeting attended and is reimbursed for the expenses of attending meetings.


                                        COMPENSATION RECEIVED FROM FUNDS
                                 FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2000

                                                          Pension or
                                    Aggregate        Retirement Benefits     Estimated Annual
                                Compensation From     Accrued As Part of      Benefits Upon       Total Compensation
                                    the Funds          Funds' Expenses          Retirement            From Funds
------------------------------ --------------------- --------------------- --------------------- ---------------------
Thomas F. Marsico                        $0                  $0                    $0                       $0
J. Jeffrey Riggs(1)                 $40,000(2)               $0                    $0                  $40,000
Rono Dutta(1)                       $35,000(2)               $0                    $0                  $35,000
Theodore S. Halaby                  $40,000                  $0                    $0                  $40,000
Walter A. Koelbel, Jr.(1)           $41,000(2)               $0                    $0                  $41,000
Larry A. Mizel(1)                   $37,000(2)               $0                    $0                  $37,000
Federico Pena                       $41,000                  $0                    $0                  $41,000
Michael D. Rierson(1)               $41,000(2)               $0                    $0                  $41,000

(1)  Participant in the Marsico Deferred Fee Plan (the "Plan").

(2)  Consists of $32,000,  $24,000,  $22,000,  $30,000 and $32,000  allocated on behalf of Messrs. Riggs, Dutta, Koelbel, Mizel and Rierson, respectively, pursuant to the Plan.


         The Trust adopted a deferred compensation plan in February 2000 pursuant to which the Independent Trustees may elect to defer part or all of the fees earned by them for serving as Trustees of the Trust.


         As of January 2, 2001, the Trustees and Executive Officers of the Trust owned approximately 4.44% of the outstanding shares of the Focus Fund, 5.65% of the outstanding shares of the Growth & Income Fund, 17.19% of the outstanding shares of the 21st Century Fund and 53.85% of the outstanding shares of the International Opportunities Fund.


Share Ownership of the Funds

The following table sets forth the information concerning beneficial and record ownership as of January 2, 2001, of the Fund's shares by each person who beneficially or of record owned more than 5% of the voting securities of any Fund.

Name and Address                                                                   Percentage of
of Shareholder                         Fund                      Shares Owned      Outstanding Shares
----------------                       ----                      ------------      ------------------

Charles Schwab & Co., Inc.(1)          Focus Fund                36,209,530            26.22%
101 Montgomery Street                  Growth & Income           12,584,650            25.21%
San Francisco, CA  94104               21st Century Fund          1,846,372            13.31%
                                       International                267,569             9.89%
                                         Opportunities Fund

National Financial Services            Focus Fund                33,149,065            24.00%
  Corp. (Fidelity)(1)                  Growth & Income            8,654,766            17.35%
200 Liberty Street                     21st Century Fund          1,419,740            10.23%
One World Financial Center
New York, NY  10008

Thomas F. Marsico                      Growth & Income            2,765,633             5.55%
1200 17th Street                       21st Century Fund          2,303,018            16.60%
Suite 1300                             International              1,451,304            53.62%
Denver, Colorado 80202                   Opportunities Fund

----------------

1 The Trust's shares sold through broker-dealer intermediaries that establish single, omnibus accounts with the Trust's transfer agent. The beneficial owners of these shares, however, are the individual investors who maintain accounts within these broker-dealer intermediaries.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISORY AGREEMENT. The Adviser of the Funds is Marsico Capital Management, LLC. Under the terms of the Advisory Agreement, Marsico Capital furnishes overall investment management for the Funds, provides research and credit analysis, oversees the purchase and sales of portfolio securities, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as required.


        For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.85% of average daily net assets. For the years ended September 30, 1998, September 30, 1999 and September 30, 2000, the Adviser earned the following amounts:



                                    Fiscal Year         Fiscal Year          Fiscal Year
                                      Ended                Ended                Ended
                                September 30, 1998   September 30, 1999    September 30, 2000
                                ------------------   ------------------    ------------------

Focus Fund                          $2,590,083          $14,485,811           $25,072,345
Growth & Income Fund(1)                774,854            4,320,548(2)          8,433,013
21st Century Fund                       N/A                  N/A                  756,499(3)
International Opportunities             N/A                  N/A                   29,690(3)
Fund

----------
(1) During the fiscal year ended September 30, 1998, the Adviser waived fees for the Growth & Income Fund totaling $249,672.

(2) Net of the 1999 reimbursement of the 1998 waived fees.

(3) During the fiscal year ended September 30, 2000, the Adviser waived fees for the 21st Century Fund and the International Opportunities Fund totaling $179,028 and $29,690 respectively.

         The Investment Advisory Agreement, with respect to each Fund, will continue in effect for a period of two years from its effective date, unless a period of shorter duration is agreed to by the Trust and the Adviser. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Advisory Agreement is terminable by vote of the Board of Trustees, or with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with a Fund without penalty on 90 days' written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act). As described in the Prospectus, the Adviser has agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% for the Focus Fund and International Opportunities Fund and to an annual rate of 1.50% for the Growth & Income Fund and the 21st Century Fund. Pursuant to this agreement, each Fund will reimburse the Adviser for any fee waivers or expense reimbursements made by the Adviser, provided that any such reimbursements made by a Fund to the Adviser will not cause the Fund's expense limitation to exceed the amounts set forth above and the reimbursement is made within three years after the year in which the Adviser incurred the expense. This contract may only be changed by the Funds' Board of Trustees.


         Bank of America Corporation, either individually or through its subsidiaries, owns 100% of Marsico Capital. Bank of America Corporation, a Delaware corporation, is a bank holding company and a financial holding company headquartered in Charlotte, North Carolina.

         ADMINISTRATION AGREEMENT. Pursuant to an Administration Agreement (the "Administration Agreement"), Sunstone Financial Group, Inc. (the
"Administrator"), 803 W. Michigan Street, Suite A, Milwaukee, WI, 53202, prepares and files all federal income and excise tax returns and state income tax returns (other than those required to be made by the Trust's Custodian or Transfer Agent), oversees the Trust's insurance relationships, reviews drafts of the Trust's registration statement and proxy statements, prepares securities registration compliance filings pursuant to state securities laws, compiles data for and prepares required notices and reports to the Securities and Exchange Commission, prepares financial statements for annual and semiannual reports to investors, monitors compliance with the Funds' investment policies and restrictions, prepares and monitors the Funds' expense accruals and causes all appropriate expenses to be paid from Fund assets, monitors the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, maintains and/or coordinates with the other service providers the maintenance of the accounts, books and other documents required pursuant to Rule 31a-1 under the 1940 Act and generally assists in the Trust's administrative operations. The Administrator, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Funds a fee, computed daily and payable monthly, based on the Funds' average net assets at an annual rate beginning at 0.12% (0.13% for the International Opportunities Fund) and decreasing as the assets of each Fund reach certain levels, subject to a minimum fee of $45,000 ($50,000 for the International Opportunities Fund) per Fund. For the year ended September 30, 1998, September 30, 1999 and September 30, 2000, the Administrator earned fees under the Administration Agreement as follows:


                                    Fiscal Year            Fiscal Year          Fiscal Year
                                        Ended                 Ended                Ended
                                 September 30, 1998    September 30, 1999    September 30, 2000
                                 ------------------    ------------------    ------------------

 Focus Fund                           $168,841              $355,421              $337,630
 Growth & Income Fund                   96,299               235,830               217,009
 21st Century Fund                      N/A                    N/A                  66,372
 International Opportunities            N/A                    N/A                  12,323
 Fund


         The Trust pays all of its own expenses, including without limitation, the cost of preparing and printing its registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to trustees who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Trust's assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services and stock transfer agents.

                                DISTRIBUTION PLAN

         The Funds have adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time-to-time by the Board of Trustees, or up to 0.25% of the Funds' average daily net assets. Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Funds as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


         For the fiscal year ended September 30, 2000, the following 12b-1 payments were made under the Plan:

------------------------------ ------------------- ------------------ ------------------ -------------------
                                                                                            International
                                                     Growth & Income     21st Century       Opportunities
                                    Focus Fund            Fund              Fund(1)             Fund(2)
------------------------------ ------------------- ------------------ ------------------ -------------------
         Advertising                $1,313,015          $391,271            $64,377             $890
------------------------------ ------------------- ------------------ ------------------ -------------------
   Printing and Mailing of            $630,907          $228,958            $24,922             $410
 Prospectuses to other than
    current shareholders
------------------------------ ------------------- ------------------ ------------------ -------------------
Compensation to Underwriters          $236,896          $123,595            $19,155           $5,658
------------------------------ ------------------- ------------------ ------------------ -------------------
       Compensation to              $5,125,185        $2,012,105           $112,867           $1,677
       Broker-Dealers
------------------------------ ------------------- ------------------ ------------------ -------------------
           Other*                      $68,215           $24,369             $1,179              $97
------------------------------ ------------------- ------------------ ------------------ -------------------
           Total                    $7,374,218        $2,480,298           $222,500           $8,732
------------------------------ ------------------- ------------------ ------------------ -------------------

------------
(*) This includes consulting fees, miscellaneous shipping, filing and travel expenses, and storage of printed items.

(1)  The 21st Century Fund commenced operations on February 1, 2000.

(2)  The International Opportunities Fund commenced operations on June 30, 2000.



         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds and negotiation of their brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Funds of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In certain instances, the Funds may make purchases of underwritten issues at prices which include underwriting fees.

         In selecting a broker to execute each particular transaction, the Adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; the use of brokerage credits to reduce service fees as contemplated in a board approved program, and the value of the expected contribution of the broker to the investment performance of the Funds on a continuing basis. Accordingly, the cost of the brokerage commissions to the Funds in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Funds or the Adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Funds to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to the Funds.

         Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Funds and their shareholders.


         For the years ended September 30, 1998, September 30, 1999 and September 30, 2000, the Funds paid the following commissions to brokers:

                                    Fiscal Year             Fiscal Year           Fiscal Year
                                        Ended                  Ended                 Ended
                                 September 30, 1998     September 30, 1999     September 30, 2000
                                 ------------------     ------------------     ------------------

Focus Fund                           $1,417,890             $4,682,961              $6,910,538
Growth & Income Fund                   $446,704              1,806,116              $1,783,280
21st Century Fund                       N/A                     N/A                   $634,336
International Opportunities             N/A                     N/A                    $83,876
Fund

         Banc of America Securities is an affiliate of Marsico Capital and is designated as an introductory broker on certain Fund transactions. For the year ended September 30, 2000, brokerage commissions paid to Banc of America Securities were $419,280, $87,007, $9,902 and $0 for the Focus Fund, Growth & Income Fund, 21st Century Fund and International Opportunities Fund, respectively. The percentage of the Funds aggregate brokerage commissions paid to Banc of America Securities for the fiscal year ended September 30, 2000 was 6.07% for the Focus Fund, 4.88% for the Growth & Income Fund, 1.56% for the 21st Century Fund and 0% for the International Opportunities Fund. The percentage of the Funds aggregate dollar amount of transactions involving the payment of commissions effected through Banc of America Securities for the fiscal year ended September 30, 2000 was 5.88% for the Focus Fund, 4.08% for the Growth & Income Fund, 1.09% for the 21st Century Fund and 0% for the International
Opportunities Fund. The Funds did not pay any commissions to brokers who were affiliated with Sunstone Distribution Services or any affiliated person thereof.

         During the fiscal year ending September 30, 2000, the Funds directed brokerage transactions to brokers because of research services provided. The amount of such transactions and related commissions were as follows: for the Focus Fund, $992,240 in research commissions and $1,249,786,847 in research commission transactions; and for the Growth & Income Fund, $274,204 in research commissions and $353,363,338 in research commission transactions; and for the 21st Century Fund, 12,465 in research commissions and 17,327,390 in research transactions. The International Opportunities Fund had no such transactions.


                             PERFORMANCE INFORMATION

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

                           AVERAGE ANNUAL TOTAL RETURN

         Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                  P(1+T)n = ERV

         Where:

T     =  average annual total return

P     =  a hypothetical initial investment of $1,000

n     =  number of years

ERV   =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPARISON OF PORTFOLIO PERFORMANCE

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.


         From time to time, in advertising, marketing and other Fund literature, the performance of a Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, or other groups of mutual funds, as tracked by independent organizations such as Investment Company Data, Inc., Lipper, Inc., Thompson Financial Research, Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used to compare the Funds to other funds with similar goals, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a Fund's risk. From time to time, the average price-earnings ratio and other attributes of a Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500 Index. The Funds may also quote mutual fund ratings prepared by independent services or financial or industry publications.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         The Funds may include discussions or illustrations of general principles of investing, investment management techniques, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, the effects of compounding, and tax and retirement planning.


         The total return for the fiscal year ended September 30, 2000 for the Focus Fund and Growth & Income Fund were 27.42% and 28.53%, respectively. The average annual total return for the Focus Fund and the Growth & Income Fund for the period from commencement of operations (December 31, 1997) through September 30, 2000 was 33.69% for the Focus Fund and 30.86% for the Growth & Income Fund. The aggregate total return for the Focus Fund & the Growth & Income Fund for the period from commencement of operations (December 31, 1997) through September 30, 2000 was 122.10% for the Focus Fund and 109.38% for the Growth & Income Fund. The total return for the 21st Century Fund and the International Opportunities Fund for the period from commencement of operations (February 1, 2000 and June 30, 2000 respectively) through September 30, 2000 was 8.60% for the 21st Century Fund and 3.60% for the International Opportunities Fund. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                   TAX STATUS


         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government   securities  and  the  securities  of  other  regulated   investment
companies).


         As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of each Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

         A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by that Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

         Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS; STRADDLES. A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy its distribution requirements for relief from income and excise taxes. Each Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Funds' status as regulated investment companies may limit their transactions involving foreign currency, futures, options, and forward contracts.

         Certain transactions undertaken by a Fund may result in "straddles " for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position " it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         CURRENCY FLUCTUATIONS-- "SECTION 988 " GAINS OR LOSSES. Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Some of a Fund's investments will be maintained and income therefrom calculated by reference to certain foreign currencies, and such calculations will not necessarily correspond to the Fund's distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates. Furthermore, exchange control regulations may restrict the ability of a Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit a Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement for qualification as a regulated investment company. Even if a fund so qualified, these restrictions could inhibit its ability to distribute all of its income in order to be fully relieved of tax liability.

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables (including dividends) or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of the acquisition of the security or other instrument and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, or, in some cases, as capital gain, rather than as an ordinary dividend.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution " with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.


         FOREIGN TAXES. Each Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, a Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income. It is unlikely that any Fund other than the International Opportunities Fund will be able to make such an election.

         Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of a Fund's income flows through to its shareholders. With respect to each Fund gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the relevant Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

         The foregoing is only a general description of the foreign tax credit. Because the application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to contact their tax advisers.


         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by a Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable to shareholders at the applicable mid-term or long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon the amount realized and the shareholder's basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         BACKUP WITHHOLDING. The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Funds' shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of a Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non- U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Funds or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 NET ASSET VALUE

         Shares are purchased at their net asset value per share. Each Fund calculates its net asset value (NAV) as follows:

           NAV Per Shares: (Value of Fund Assets) - (Fund Liabilities)
                            ------------------------------------------
                                   Number of Outstanding Shares

Net asset value is determined as of the end of trading hours on the NYSE (currently 4:00 p.m. New York City time) on days that the NYSE is open.

         A security listed or traded on a recognized stock exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on NASDAQ. If no sale is reported at that time the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available, the Funds' investments are valued at fair value as determined by management and approved in good faith by the Trustees. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Trustees subject to review and determination of the appropriate price by Marsico Capital, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities use in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.

         For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Trustees.

         A Fund's net asset value per share will be calculated separately from the per share net asset value of the other fund of the Trust. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. Each fund will be charged with the direct liabilities of that fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Charter, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

                                CAPITAL STRUCTURE

         DESCRIPTION OF SHARES. The Trust is an open-end management investment company organized as a Delaware Business Trust on October 1, 1997. The Trust's Trust Instrument authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest. Each share of the Funds has equal voting, dividend, distribution and liquidation rights.

         Shares of the Trust have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable.

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or applicable Delaware law.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Trust voting without regard to particular funds. Notwithstanding any provision of Delaware law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Trust outstanding (or of a class or series of the Trust, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Trust Instrument provides that, to the extent consistent with Delaware law and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Trust outstanding (or of a class or series).

         If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                           HOW TO BUY AND SELL SHARES

         The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Funds, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

         The value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of that Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of a Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

         It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Funds to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Funds. However, the Funds are obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

         Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

         1. A written Letter of Instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $50,000, the written request must be signature guaranteed. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

         2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

         3. If the Corporate Resolution is more than 60 days old from the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolution have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

         When redeeming shares from the Money Market Fund, if you redeem less than all of the balance of your account, your redemption proceeds will exclude accrued and unpaid income through the date of the redemption. When redeeming your entire balance from the Money Market Fund, accrued income will be paid separately when the income is collected and paid from the Money Market Fund, at the end of the month.

         AUTOMATIC INVESTMENT PLAN. The Funds offer an Automatic Investment Plan whereby an investor may automatically purchase shares of the Funds on a regular basis ($50 minimum per transaction). Under the Automatic Investment Plan, an investor's designated bank or other financial institution debits a pre-authorized amount on the investor's account each designated period and applies the amount to the purchase of a Fund's shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (ACH). Also, the designated Fund must have a currently effective registration in those states in which it is required. You may enroll in the Automatic Investment Plan by completing the appropriate section of the Account Application. If you wish to establish an Automatic Investment Plan after your account has been opened, please contact the Transfer Agent at 1-888-860-8686.

         Automatic Investment Plan transactions are scheduled for the 5th, 10th, 15th, and 20th of every month. Transactions also may be scheduled monthly, quarterly, semi-annually or annually. No service fee is currently charged by the Funds for participation in the Automatic Investment Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction and your purchase will be canceled. You will also be responsible for any losses suffered by the Funds as a result. You may adopt the Automatic Investment Plan at the time the account is opened by completing the appropriate section of the Account Application. Changes to bank information must be made in writing and signed by all registered holders of the account with signatures guaranteed. A full redemption of all funds from your account will automatically discontinue Automatic Investment Plan privileges. Termination instructions must be received by the Funds five business days prior to the effective date of termination.

         SYSTEMATIC WITHDRAWAL PLAN. The Funds offer a Systematic Withdrawal Plan which allows you to designate that a fixed amount ($100 minimum per transaction limited to those shareholders with a balance of $10,000 or greater upon commencement of participation in the Systematic Withdrawal Plan) be distributed to you at regular intervals. The redemption takes place on the 5th, 10th, 15th, or 20th of the month but if the day you designate falls on a Saturday, Sunday, or legal holiday, the distribution shall be made on the prior business day. Any changes made to the distribution information must be made in writing and signed by each registered holder of the account with signatures guaranteed.

         The Systematic Withdrawal Plan may be terminated by you at any time without charge or penalty, and the Funds reserve the right to terminate or modify the Systematic Withdrawal Plan upon 60 days' written notice. Withdrawals involve redemption of funds and may result in a gain or loss for federal income tax purposes. An application for participation in the Systematic Withdrawal Plan may be obtained from the Transfer Agent by calling 1-888-860-8686.

         RETIREMENT PLANS. The Funds offer retirement plans that may allow investors to shelter some of their income from taxes. Descriptions of the plans, application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available by calling the Transfer Agent at 1-888-860-8686.

                                 HOW TO EXCHANGE

         As explained in the Prospectus, the Trust offers an exchange program whereby shares of any Marsico Fund may be exchanged for shares of another
Marsico Fund that is available for investment at any time. In addition, shareholders may exchange all or a portion of their investment from each Fund for Marsico shares of Nations Prime Fund, as described in the Prospectus.

                                   ----------

         Sunstone Financial Group, Inc., the Funds' transfer agent, receives a service fee from the Nations Prime Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Funds exchanged into the Marsico shares of Nations Prime Fund. Sunstone Financial Group, Inc. is an affiliate of the Funds' distributor.

                              FINANCIAL STATEMENTS

         The financial statements of the Funds appearing in the Annual Report to Shareholders for the year ended September 30, 2000 have been audited by PricewaterhouseCoopers LLP, independent accountants. Such financial statements are incorporated herein by reference.

DISTRIBUTION

         The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the agreement, the Distributor serves as each Fund's principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public. For the marketing and distribution services provided, the Funds pay the Distributor a fee at the annual rate beginning at 0.02% of each Fund's average daily net assets and decreasing as the assets of each Fund reach certain asset levels, subject to a minimum annual fee of $25,000 per Fund. These fees are limited to .25% of each Fund's average daily net assets. If the fees exceed .25% of each Fund's average daily net assets, none of Funds will pay the difference. Any amount in excess of
 .25% will be borne by Marsico Capital, and not charged to the Funds thereafter.


         During the year ended September 30, 2000, The Distributor earned as compensation $237,227 from the Focus Fund, $112,551 from the Growth & Income Fund, $17,799 from the 21st Century Fund and $6,284 from the International Opportunities Fund.


         Certain officers and directors of Marsico Capital are also officers and trustees of the Trust.

                                 CODE OF ETHICS

         The Trust and the Adviser have adopted a Code of Ethics governing personal trading activities of all officers, principals and employees of the Adviser and all officers, trustees and employees of the Trust. Personal trading is generally prohibited by such persons. The Trust and Adviser have developed procedures for administration of the Code.

                                SERVICE PROVIDERS

Investment Adviser
Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202

Administrator
Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, WI, 53202.

Counsel
Dechert, 1775 Eye St., NW, Washington DC 20006-2401.

Custodian
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Independent Accountants
PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, CO 80202


Transfer and Dividend Disbursing Agent
Sunstone Financial Group, Inc., LLC, 803 W. Michigan Street, Suite A, Milwaukee, WI, 53233.

                                  APPENDIX - A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by its investment objective and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments. An asterisk ("*") next to a security indicates that each Fund will invest less than 5% of its net assets in that security.

I.      EQUITY AND DEBT SECURITIES

BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Funds may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price, or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends.

FOREIGN SECURITIES are those securities of companies principally traded on non-U.S. securities markets, companies with a principal office outside the United States and companies that generate more than 50% of their total revenues from business outside the United States.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

INVERSE   FLOATERS*  are  debt  instruments  whose  interest  bears  an  inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective net assets in inverse floaters.

MORTGAGE - AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS* involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

TENDER OPTION BONDS* are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future--i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement, and the Funds bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than in interest-paying securities of comparable maturity.

II.      FUTURES, OPTIONS AND OTHER DERIVATIVES

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                  APPENDIX - B

RATINGS OF INVESTMENT SECURITIES

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

MOODY'S INVESTORS SERVICE, INC. RATINGS

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge ". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

STANDARD & POOR'S CORPORATION RATING

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1)     Trust Instrument (1)

            (2)     Certificate of Trust (1)

         (b)        By-Laws (1)

         (c)        Not Applicable

         (d)(1) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Focus Fund

            (2) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Growth & Income Fund

            (3) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico 21st Century Fund

            (4)     Investment Advisory Agreement between Registrant and Marsico
                    Capital   Management,   LLC  with  respect  to  the  Marsico
                    International Opportunities Fund

         (e)(1)     Amended and Restated Distribution Agreement (4)
            (2) Amended and Restated Schedules A and B to the Distribution Agreement (5)
         (f)        Marsico Investment Fund Trustees Deferred Fee Plan
         (g)        Custodian Agreement (2)
         (h)(1)     Administration Agreement (2)
            (2) Amended and Restated Schedules A and B to the Administration Agreement (5)
            (3)     Transfer Agency Agreement (2)
            (4) Amended and Restated Schedule A to the Transfer Agency Agreement (5)
            (5)     IRA Custodial Agreement and Disclosure Statement (2)
         (i)        Not Applicable
         (j)        Consent of PricewaterhouseCoopers LLP
         (k)        Not Applicable
         (l)        Initial Capital Agreement (2)
         (m)(1)     Distribution and Service Plan (5)
            (2)     Dealer Agreement (3)
         (n)        Not Applicable
         (p) Codes of Ethics of the Marsico Investment Fund and Marsico Capital Management (5)

-----------------

(1) Filed in Registrant's initial Registration Statement (333-36975)on October 1, 1997 and incorporated by reference herein.

(2) Filed in Registrant's Registration Statement (333-36975) filed on December 2, 1997 and incorporated by reference herein.

(3) Filed in Registrant's Post-Effective Amendment No. 1 (333-36975) filed on November 19, 1998 and incorporated by reference herein.

(4) Filed in Registrant's Post-Effective Amendment No. 3 (333-36975) filed on January 27, 2000 and incorporated by reference herein.

(5) Filed in Registrant's Post-Effective Amendment No. 5 (333-36975) filed on May 31, 2000 and incorporated by reference herein.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Trust's shares are sold through broker-dealer intermediaries that establish single, omnibus accounts with the Trust's transfer agent. As a result of this arrangement, and as of January 2, 2001 Charles Schwab & Co. could be deemed to own in excess of 25% of the outstanding shares of the Focus Fund and the Growth & Income Fund.

     The beneficial owners of these shares, however, are the individual investors who maintain accounts with these broker-dealer intermediaries.

     Mr. Thomas F. Marsico could be deemed to control the International Opportunities Fund based on his ownership of 53.62% of that Fund's outstanding shares as of January 2, 2001.

ITEM 25.  INDEMNIFICATION

         Reference is made to Article IX, Section 2, of the Registrant's Trust Instrument.

     Mr. Thomas F. Marsico could be deemed to control the International Opportunities Fund based on his ownership of 53.62% of that Fund's outstanding Shares as of January 2, 2001.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     Article IX, Section 2 of the Trust Instrument provides in part that a Trustee, officer, employee, manager, or agent of the Trust shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such person in connection with any claim, action, suit, or proceeding in which such person becomes involved because of his or her official relationship to the Trust unless: (i) such person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard for his duties to the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied.

     Section 5 of the Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC provides for indemnification of Sunstone Distribution Services, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Sunstone Distribution Services, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit 23(e).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Marsico Capital Management, LLC serves as the investment adviser for the Registrant. The business and other connections of Marsico Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Marsico Capital Management, LLC (No. 801-54914)as currently filed with the SEC which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of The Haven Funds, The Green Century Funds, La Crosse Funds, Inc., Choice Funds, Lend Lease Funds, RREEF Securities Trust and Zero Gravity Funds.

     (b) To the best of Registrant's knowledge, the officers and members of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:

                                   POSITIONS AND OFFICES
  NAME AND PRINCIPAL                   WITH SUNSTONE                 POSITIONS AND OFFICES
   BUSINESS ADDRESS               DISTRIBUTION SERVICES LLC             WITH REGISTRANT
   ----------------               -------------------------             ---------------

Miriam M. Allison               President, Secretary and Treasurer            None
803 W. Michigan St.
Suite A
Milwaukee, WI  53233

Peter Hammond                   Vice President                                None
803 W. Michigan St.
Suite A
Milwaukee, WI  53233

Connie Shannon                  Assistant Secretary                           None
803 W. Michigan St.
Suite A
Milwaukee, WI  53233

Diane Byrne                     Assistant Secretary                           None
803 W. Michigan St.
Suite A
Milwaukee, WI  53233


     (c) Commissions and other compensation earned, directly or indirectly, from the Registrant during the fiscal period ended September 30, 2000 by Registrant's principal underwriter:

    Name of Principal     Net Underwriting     Compensation on       Brokerage         Other
       Underwriter          Discounts and      Redemption and       Commissions     Compensation
                             Commissions         Repurchase

Sunstone Distribution            $ 0                 $ 0                $ 0           $373,862
  Services, LLC

     Sunstone Distribution Services, LLC serves as each Fund's principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public. For marketing and distribution services provided, Sunstone Distribution Services receives a fee beginning at the annual rate of 0.02% of each Fund's average daily net assets and decreasing as the assets of each Fund reach certain levels, subject to a minimum annual fee of $ 25,000 per Fund.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's offices at 1200 17th Street, Suite 1300, Denver, CO 80202, except (1) records held and maintained by State Street Bank and Trust Company at 225 Franklin Street, Boston, Massachusetts 02110 relating to its functions as custodian; (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its functions as administrator and transfer agent, and (3) records held and maintained by State Street Bank and Trust Company at 225 Franklin Street, Boston, Massachusetts 02110 relating to its role as fund accountant.

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 26 day of January, 2001.

                               THE MARSICO INVESTMENT FUND


                               By:   /s/ THOMAS F. MARSICO
                                   ---------------------------
                                         Thomas F. Marsico,*
                                         PRESIDENT

                               By:   /s/ SANDER M. BIEBER
                                   --------------------------
                                         Sander M. Bieber
                                         As ATTORNEY-IN-FACT

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURE                     TITLE                        DATE

   /s/ THOMAS F. MARSICO        Trustee and President         January 26, 2001
-----------------------------   (Principal
    Thomas F. Marsico*          Executive Officer)


   /s/ J. Jeffrey Riggs             Trustee                   January 26, 2001
----------------------------
    J. Jeffrey Riggs*


   /s/ RONO DUTTA                   Trustee                   January 26, 2001
----------------------------
   Rono Dutta*


  /s/ Theodore S. Halaby            Trustee                   January 26, 2001
----------------------------
  Theodore S. Halaby*


  /s/ Walter A. Koelbel, Jr.        Trustee                   January 26, 2001
----------------------------
  Walter A. Koelbel, Jr.*


  /s/ Larry A. Mizel                Trustee                   January 26, 2001
----------------------------
  Larry A. Mizel*


  /s/ FEDERICO PENA                 Trustee                   January 26, 2001
----------------------------
  Federico Pena**


  /s/ MICHAEL D. RIERSON            Trustee                   January 26, 2001
----------------------------
  Michael D. Rierson*


  /s/ BARBAra M. JAPHA           Treasurer (Principal         January 26, 2001
----------------------------     Financial and
  Barbara M. Japha*              Accounting Officer)


 By:  /s/ SANDER M. BIEBER
     ------------------------
      Sander M. Bieber
      As ATTORNEY-IN-FACT


* Pursuant to power of attorney filed with Post-Effective Amendment No. 1 (333-36975) on November 19, 1998.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 2 (33-36975) on December 17, 1999.

Exhibit                           Exhibit List
-------                           ------------

(d)(1) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Focus Fund

   (2) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Growth & Income Fund

   (3) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico 21st Century Fund

   (4) Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico International Opportunities Fund

(f)         Marsico Investment Fund Trustees Deferred Fee Plan

(j)         Consent of PricewaterhouseCoopers LLP

                                                              EXHIBIT (d)(1)

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
                            OF THE MARSICO FOCUS FUND
                         OF THE MARSICO INVESTMENT FUND

     AGREEMENT, made this 2nd day of January, 2001, between The Marsico Investment Fund (the "Trust"), on behalf of the Marsico Focus Fund (the "Fund"), and Marsico Capital Management, LLC ("MCM"), a Delaware limited liability company.

     WHEREAS, the Trust is a Delaware business trust authorized to issue shares in series and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a series of the Trust;

     WHEREAS, MCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"); and

     WHEREAS, the Trust wishes to retain MCM to render investment management services to the Fund, and MCM is willing to furnish such services to the Fund;

     NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and MCM as follows:

2.   Appointment

     The Trust hereby appoints MCM to act as investment adviser and administrator to the Fund for the periods and on the terms set forth herein. MCM accepts the appointment and agrees to furnish the services set forth herein for the compensation provided herein.

3.   Services As Investment Adviser

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) manage the Fund in accordance with the Fund's investment objectives and policies as stated in the Fund's Prospectus and the Statement of Additional Information filed with the Securities and Exchange Commission, as they may be amended from time to time; (b) make investment decisions for the Fund; (c) place purchase and sale orders on behalf of the Fund; and (d) employ portfolio managers and securities analysts to provide research services to the Fund. In providing those services, MCM will provide the Fund with ongoing research, analysis, advice, and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. In addition, MCM will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

4.   Services As Manager

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) assist in supervising and managing all aspects of the Fund's operations; (b) maintain such books and records of the Fund as may be required by applicable federal or state law, or supervise, as the case may be, the maintenance by third parties approved by the Trust, of such books and records; (c) supply the Fund with office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing and internal legal services, internal executive and administrative services, and stationery and office supplies; (d) prepare, file, and arrange for the distribution of proxy materials and periodic reports to the shareholders of the Fund as required by applicable law or supervise, as the case may be, the distribution of proxy materials by third parties to the shareholders of the Fund as required by applicable law; (e) prepare or supervise the preparation by third parties approved by the Trust of all federal, state, and local tax returns and reports of the Fund required by applicable law; (f) prepare and arrange for the filing of such registration statements and other documents as the Securities and Exchange Commission and other federal and state regulatory authorities may require by applicable law; (g) render to the Board of Trustees of the Trust such periodic and special reports respecting the Fund as the Trustees may reasonably request; and (h) make available its officers and employees to the Board of Trustees and officers of the Trust for consultation and discussions regarding the administration of the Fund.

5.   Performance Of Duties By MCM

     MCM further agrees that, in performing its duties set forth in Sections 2 and 3 above, and elsewhere hereunder, it will:

     (a) comply with the 1940 Act and all rules and regulations thereunder, the Advisers Act, the Internal Revenue Code of 1986, as amended (the "Code") and all other applicable federal and state laws and regulations, and with any applicable procedures adopted by the Trustees;

     (b) use reasonable efforts to manage the Fund so that it will qualify, and continue to qualify, as a regulated investment company under Subchapter M of the Code and regulations issued thereunder;

     (c) maintain books and records with respect to the Fund's securities transactions, render to the Board of Trustees of the Trust such periodic and special reports as the Board may reasonably request, and keep the Trustees informed of developments materially affecting the Fund's portfolio;

     (d) make available to the Trust, promptly upon request, such copies of its investment records and ledgers with respect to the Fund as may be required to assist the Trust in its compliance with applicable laws and regulations. MCM will furnish the Trustees with such periodic and special reports regarding the Fund as they may reasonably request;

     (e) immediately notify the Trust in the event that MCM or any of its affiliates: (1) becomes aware that it is subject to a statutory disqualification that prevents MCM from serving as investment adviser or administrator pursuant to this Agreement; or (2) becomes aware that it is the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. MCM further agrees to notify the Trust immediately of any material fact known to MCM respecting or relating to MCM that is not contained in the Trust's Registration Statement regarding the Fund, or any amendment or supplement thereto, but that is required to be disclosed therein, and of any statement contained therein that becomes untrue in any material respect.

     MCM, at its discretion, may enter into contracts with third parties for the performance of the services to be provided by it under this Agreement.

6.   Documents

     The Fund has delivered properly certified or authenticated copies of each of the following documents to MCM and will deliver to it all future amendments and supplements thereto, if any:

     (a) certified resolution of the Board of Trustees of the Trust authorizing the appointment of MCM and approving the form of this Agreement;

     (b) The Registration Statement as filed with the Securities and Exchange Commission and any amendments thereto; and

     (c) exhibits, powers of attorneys, certificates and any and all other documents relating to or filed in connection with the Registration Statement described above.

7.   Brokerage

     In selecting brokers or dealers to execute transactions on behalf of the Fund, MCM will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any Fund transaction, MCM will consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, MCM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) provided to the Fund and/or other accounts over which MCM or its affiliates exercise investment discretion. In accordance with Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and subject to any other applicable laws and regulations, MCM and its affiliates are authorized to effect portfolio transactions for the Fund as agent and to retain usual and customary brokerage commissions on such transactions.

8.   Records

     MCM agrees to maintain and to preserve for the periods prescribed under the 1940 Act any such records as are required to he maintained by MCM with respect to the Fund by the 1940 Act. MCM further agrees that all records which it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records upon request.

9.   Standard Of Care

     MCM shall exercise its best judgment in rendering the services under this Agreement. MCM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund's shareholders in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect MCM against any liability to the Fund or to its shareholders to which MCM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of MCM's reckless disregard of its obligations and duties under this Agreement. As used in this Section 8, the term "MCM" shall include any officers, directors, employees, or other affiliates of MCM performing services with respect to the Fund.

10.  Compensation

     In consideration of the services rendered pursuant to this Agreement, the Fund will pay MCM a fee at an annual rate equal to 0.85% of the average daily net assets of the Fund. This fee shall be computed and accrued daily and payable monthly. For the purpose of determining fees payable to MCM, the value of the Fund's average daily net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or Statement of Additional Information.

11.  Expenses

     MCM will bear all expenses in connection with the performance of its services under this Agreement. The Fund will bear certain other expenses to be incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees and expenses of Trustees of the Trust who are not officers, directors, or employees of MCM; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of membership in any industry trade groups; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; charges of independent pricing services; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Trust; and any extraordinary expenses. in addition, the Fund will pay distribution fees pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act.

12.  Services To Other Companies Or Accounts

     The investment advisory and administrative services provided by MCM to the Fund under this Agreement are not to be deemed exclusive, and MCM, or any affiliate thereof, shall be free to render similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) and to engage in other activities, so long as it services hereunder are not impaired thereby.

13.  Reimbursement Of Organization Expenses

     The Trust hereby agrees to reimburse MCM for the organization expenses of, and the expenses incurred in connection with, the initial offering of the shares of the Fund.

14.  Duration And Termination

     This Agreement shall become effective on January 2, 2001 and shall continue in effect, unless sooner terminated as provided herein, for two years from such date and shall continue from year to year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on sixty
(60) days' written notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's shares or upon ninety (90) days' written notice by MCM. This Agreement will also terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

15.  Amendment

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

16.  Use Of The Name "Marsico"

     Marsico Capital Management, LLC has consented to and granted a non-exclusive license for the use by the Trust and by each Series thereof to the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust and of each Series or any logo or symbol authorized by Marsico Capital. Such consent is conditioned upon the Trust's employment of Marsico Capital or its affiliates as investment adviser to the Trust and to each Series. As between Marsico Capital and the Trust, Marsico Capital shall control the use of such name insofar as such name contains the phrase "Marsico Capital" or the identifying word "Marsico." Marsico may from time to time use the phrase "Marsico Capital" or the identifying word "Marsico" in other connections and for other purposes, including without limitation in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. Marsico Capital may require the Trust or any Series to cease using the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust or any Series or any logo or symbol authorized by Marsico Capital if the Trust or Series ceases to employ Marsico Capital or an affiliate thereof as investment adviser.

17.  Miscellaneous

     (a) This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof.

     (b) Titles or captions of Sections contained in this Agreement are inserted only as a matter of convenience and for reference, and in no way define, limit, extend or describe the scope of this Agreement or the intent of any provisions thereof.

     (c) This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

     (d) This Agreement and the rights and obligations of the parties hereunder shall be governed by, and interpreted, construed and enforced in accordance with the laws of the State of Delaware.

     (e) If any provisions of this Agreement or the application thereof to any party or circumstances shall be determined by any court of competent jurisdiction to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to such person or circumstance, other than those as to which it is so determined to be invalid or unenforceable, shall not be affected thereby, and each provision hereof shall be valid and shall be enforced to the fullest extent permitted by law.

     (f) Notices of any kind to be given to MCM by the Trust shall be in writing and shall be duly given if mailed or delivered to MCM at 1200 17th Street, Suite 1300, Denver, Colorado 80202, Attn: Barbara M. Japha, or at such other address or to such individual as shall be specified by MCM to the Trust. Notices of any kind to be given to the Trust by MCM shall be in writing and shall be duly given if mailed or delivered to 1200 17th Street, Suite 1300, Denver, Colorado 80202,
Attn: Christopher J. Marsico, or at such other address or to such individual as shall be specified by the Trust to MCM.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below on the day and year first above written.

                                   THE MARSICO INVESTMENT FUND on Behalf
                                   of the Marsico Focus Fund

                                   By:    /s/ Barbara M. Japha
                                          --------------------
                                   Name:  Barbara M. Japha

                                   Title: VP

                                   MARSICO CAPITAL MANAGEMENT, LLC.

                                   By:    /s/ Christopher J. Marsico
                                          --------------------------
                                   Name:  Christopher J. Marsico

                                   Title: VP

                                                                  EXHIBIT (d)(2)

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
                       OF THE MARSICO GROWTH & INCOME FUND
                         OF THE MARSICO INVESTMENT FUND

     AGREEMENT,  made  this  2nd  day  of  January  2001,  between  The  Marsico
Investment Fund (the "Trust"), on behalf of the Marsico Growth & Income Fund (the "Fund"), and Marsico Capital Management, LLC ("MCM"), a Delaware limited liability company.

     WHEREAS, the Trust is a Delaware business trust authorized to issue shares in series and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a series of the Trust;

     WHEREAS, MCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"); and

     WHEREAS, the Trust wishes to retain MCM to render investment management services to the Fund, and MCM is willing to furnish such services to the Fund;

     NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and MCM as follows:

1.   Appointment

     The Trust hereby appoints MCM to act as investment adviser and administrator to the Fund for the periods and on the terms set forth herein. MCM accepts the appointment and agrees to furnish the services set forth herein for the compensation provided herein.

2.   Services As Investment Adviser

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) manage the Fund in accordance with the Fund's investment objectives and policies as stated in the Fund's Prospectus and the Statement of Additional Information filed with the Securities and Exchange Commission, as they may be amended from time to time; (b) make investment decisions for the Fund; (c) place purchase and sale orders on behalf of the Fund; and (d) employ portfolio managers and securities analysts to provide research services to the Fund. In providing those services, MCM will provide the Fund with ongoing research, analysis, advice, and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. In addition, MCM will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

3.   Services As Manager

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) assist in supervising and managing all aspects of the Fund's operations; (b) maintain such books and records of the Fund as may be required by applicable federal or state law, or supervise, as the case may be, the maintenance by third parties approved by the Trust, of such books and records; (c) supply the Fund with office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing and internal legal services, internal executive and administrative services, and stationery and office supplies; (d) prepare, file, and arrange for the distribution of proxy materials and periodic reports to the shareholders of the Fund as required by applicable law or supervise, as the case may be, the distribution of proxy materials by third parties to the shareholders of the Fund as required by applicable law; (e) prepare or supervise the preparation by third parties approved by the Trust of all federal, state, and local tax returns and reports of the Fund required by applicable law; (f) prepare and arrange for the filing of such registration statements and other documents as the Securities and Exchange Commission and other federal and state regulatory authorities may require by applicable law; (g) render to the Board of Trustees of the Trust such periodic and special reports respecting the Fund as the Trustees may reasonably request; and (h) make available its officers and employees to the Board of Trustees and officers of the Trust for consultation and discussions regarding the administration of the Fund.

4.   Performance Of Duties By MCM

     MCM further agrees that, in performing its duties set forth in Sections 2 and 3 above, and elsewhere hereunder, it will:

     (a) comply with the 1940 Act and all rules and regulations thereunder, the Advisers Act, the Internal Revenue Code of 1986, as amended (the "Code") and all other applicable federal and state laws and regulations, and with any applicable procedures adopted by the Trustees;

     (b) use reasonable efforts to manage the Fund so that it will qualify, and continue to qualify, as a regulated investment company under Subchapter M of the Code and regulations issued thereunder;

     (c) maintain books and records with respect to the Fund's securities transactions, render to the Board of Trustees of the Trust such periodic and special reports as the Board may reasonably request, and keep the Trustees informed of developments materially affecting the Fund's portfolio;

     (d) make available to the Trust, promptly upon request, such copies of its investment records and ledgers with respect to the Fund as may be required to assist the Trust in its compliance with applicable laws and regulations. MCM will furnish the Trustees with such periodic and special reports regarding the Fund as they may reasonably request;

     (e) immediately notify the Trust in the event that MCM or any of its affiliates: (1) becomes aware that it is subject to a statutory disqualification that prevents MCM from serving as investment adviser or administrator pursuant to this Agreement; or (2) becomes aware that it is the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. MCM further agrees to notify the Trust immediately of any material fact known to MCM respecting or relating to MCM that is not contained in the Trust's Registration Statement regarding the Fund, or any amendment or supplement thereto, but that is required to be disclosed therein, and of any statement contained therein that becomes untrue in any material respect.

     MCM, at its discretion, may enter into contracts with third parties for the performance of the services to be provided by it under this Agreement.

5.   Documents

     The Fund has delivered properly certified or authenticated copies of each of the following documents to MCM and will deliver to it all future amendments and supplements thereto, if any:

     (a) certified resolution of the Board of Trustees of the Trust authorizing the appointment of MCM and approving the form of this Agreement;

     (b) The Registration Statement as filed with the Securities and Exchange Commission and any amendments thereto; and

     (c) exhibits, powers of attorneys, certificates and any and all other documents relating to or filed in connection with the Registration Statement described above.

6.   Brokerage

     In selecting brokers or dealers to execute transactions on behalf of the Fund, MCM will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any Fund transaction, MCM will consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, MCM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) provided to the Fund and/or other accounts over which MCM or its affiliates exercise investment discretion. In accordance with Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and subject to any other applicable laws and regulations, MCM and its affiliates are authorized to effect portfolio transactions for the Fund as agent and to retain usual and customary brokerage commissions on such transactions.

7.   Records

     MCM agrees to maintain and to preserve for the periods prescribed under the 1940 Act any such records as are required to be maintained by MCM with respect to the Fund by the 1940 Act. MCM further agrees that all records which it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records upon request.

8.   Standard Of Care

     MCM shall exercise its best judgment in rendering the services under this Agreement. MCM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund's shareholders in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect MCM against any liability to the Fund or to its shareholders to which MCM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of MCM's reckless disregard of its obligations and duties under this Agreement. As used in this Section 8, the term "MCM" shall include any officers, directors, employees, or other affiliates of MCM performing services with respect to the Fund.

9.   Compensation

     In consideration of the services rendered pursuant to this Agreement, the Fund will pay MCM a fee at an annual rate equal to 0.85% of the average daily net assets of the Fund. This fee shall be computed and accrued daily and payable monthly. For the purpose of determining fees payable to MCM, the value of the Fund's average daily net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or Statement of Additional Information.

10.  Expenses

     MCM will bear all expenses in connection with the performance of its services under this Agreement. The Fund will bear certain other expenses to be incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees and expenses of Trustees of the Trust who are not officers, directors, or employees of MCM; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of membership in any industry trade groups; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; charges of independent pricing services; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Trust; and any extraordinary expenses. In addition, the Fund will pay distribution fees pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act.

11.  Services To Other Companies Or Accounts

     The investment advisory and administrative services provided by MCM to the Fund under this Agreement are not to be deemed exclusive, and MCM, or any affiliate thereof, shall be free to render similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) and to engage in other activities, so long as it services hereunder are not impaired thereby.

12.  Reimbursement Of Organization Expenses

     The Trust hereby agrees to reimburse MCM for the organization expenses of, and the expenses incurred in connection with, the initial offering of the shares of the Fund.

13.  Duration And Termination

     This Agreement shall become effective on January 2, 2001 and shall continue in effect, unless sooner terminated as provided herein, for two years from such date and shall continue from year to year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on sixty
(60) days' written notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's shares or upon ninety (90) days' written notice by MCM. This Agreement will also terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

14.  Amendment

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

15.  Use Of The Name "Marsico"

     Marsico Capital Management, LLC has consented to and granted a non-exclusive license for the use by the Trust and by each Series thereof to the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust and of each Series or any logo or symbol authorized by Marsico Capital. Such consent is conditioned upon the Trust's employment of Marsico Capital or its affiliates as investment adviser to the Trust and to each Series. As between Marsico Capital and the Trust, Marsico Capital shall control the use of such name insofar as such name contains the phrase "Marsico Capital" or the identifying word "Marsico." Marsico may from time to time use the phrase "Marsico Capital" or the identifying word "Marsico" in other connections and for other purposes, including without limitation in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. Marsico Capital may require the Trust or any Series to cease using the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust or any Series or any logo or symbol authorized by Marsico Capital if the Trust or Series ceases to employ Marsico Capital or an affiliate thereof as investment adviser.

16.  Miscellaneous

     (a) This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof.

     (b) Titles or captions of Sections contained in this Agreement are inserted only as a matter of convenience and for reference, and in no way define, limit, extend or describe the scope of this Agreement or the intent of any provisions thereof.

     (c) This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

     (d) This Agreement and the rights and obligations of the parties hereunder shall be governed by, and interpreted, construed and enforced in accordance with the laws of the State of Delaware.

     (e) If any provisions of this Agreement or the application thereof to any party or circumstances shall be determined by any court of competent jurisdiction to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to such person or circumstance, other than those as to which it is so determined to be invalid or unenforceable shall not be affected thereby, and each provision hereof shall be valid and shall be enforced to the fullest extent permitted by law.

     (f) Notices of any kind to be given to MCM by the Trust shall be in writing and shall be duly given it mailed or delivered to MCM at 1200 17th Street, Suite 1300, Denver, Colorado 80202, Attn: Barbara M. Japha, or at such other address or to such individual as shall be specified by MCM to the Trust. Notices of any kind to be given to the Trust by MCM shall be in writing and shall be duly given if mailed or delivered to 1200 17th Street, Suite 1300, Denver, Colorado 80202,
Attn: Christopher J. Marsico, or at such other address or to such individual as shall be specified by the Trust to MCM.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below on the day and year first above

                                   THE MARSICO INVESTMENT FUND
                                   on Behalf of the Marsico Growth & Income Fund

                                   By:    /s/ Barbara M. Japha
                                          --------------------
                                   Name:  Barbara M. Japha

                                   Title: VP

                                   MARSICO CAPITAL MANAGEMENT, LLC.

                                   By:    /s/ Christopher J. Marsico
                                          --------------------------
                                   Name:  Christopher J. Marsico

                                   Title: VP

                                                                  EXHIBIT (d)(3)

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
                        OF THE MARSICO 21st CENTURY FUND
                         OF THE MARSICO INVESTMENT FUND

     AGREEMENT, made this 2nd day of January 2001, between The Marsico Investment Fund (the "Trust"), on behalf of the Marsico 21st Century Fund (the "Fund"), and Marsico Capital Management, LLC ("MCM"), a Delaware limited liability company.

     WHEREAS, the Trust is a Delaware business trust authorized to issue shares in series and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a series of the Trust;

     WHEREAS, MCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"); and

     WHEREAS, the Trust wishes to retain MCM to render investment management services to the Fund, and MCM is willing to furnish such services to the Fund;

     NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and MCM as follows:

1.   Appointment

     The Trust hereby appoints MCM to act as investment adviser and administrator to the Fund for the periods and on the terms set forth herein. MCM accepts the appointment and agrees to furnish the services set forth herein for the compensation provided herein.

2.   Services as Investment Adviser

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) manage the Fund in accordance with the Fund's investment objectives and policies as stated in the Fund's Prospectus and the Statement of Additional Information filed with the Securities and Exchange Commission, as they may be amended from time to time; (b) make investment decisions for the Fund; (c) place purchase and sale orders on behalf of the Fund; and (d) employ portfolio managers and securities analysts to provide research services to the Fund. In providing those services, MCM will provide the Fund with ongoing research, analysis, advice, and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. In addition, MCM will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

3.   Services as Manager

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) assist in supervising and managing all aspects of the Fund's operations; (b) maintain such books and records of the Fund as may be required by applicable federal or state law, or supervise, as the case may be, the maintenance by third parties approved by the Trust, of such books and records; (c) supply the Fund with office facilities, data processing services, clerical, accounting and bookkeeping services, internal executive and administrative services, and stationery and office supplies; (d) prepare, file, and arrange for the distribution of proxy materials and periodic reports to the shareholders of the Fund as required by applicable law or supervise, as the case may be, the distribution of proxy materials by third parties to the shareholders of the Fund as required by applicable law; (e) prepare or supervise the preparation by third parties approved by the Trust of all federal, state, and local tax returns and reports of the Fund required by applicable law; (f) prepare and arrange for the filing of such registration statements and other documents as the Securities and Exchange Commission and other federal and state regulatory authorities may require by applicable law; (g) render to the Board of Trustees of the Trust such periodic and special reports respecting the Fund as the Trustees may reasonably request; and (h) make available its officers and employees to the Board of Trustees and officers of the Trust for consultation and discussions regarding the administration of the Fund.

4.   Performance of Duties by MCM

     MCM further agrees that, in performing its duties set forth in Sections 2 and 3 above, and elsewhere hereunder, it will:

     (a) comply with the 1940 Act and all rules and regulations thereunder, the Advisers Act, the Internal Revenue Code of 1986, as amended (the "Code") and all other applicable federal and state laws and regulations, and with any applicable procedures adopted by the Trustees;

     (b) use reasonable efforts to manage the Fund so that it will qualify, and continue to qualify, as a regulated investment company under Subchapter M of the Code and regulations issued thereunder;

     (c) maintain books and records with respect to the Fund's securities transactions, render to the Board of Trustees of the Trust such periodic and special reports as the Board may reasonably request, and keep the Trustees informed of developments materially affecting the Fund's portfolio;

     (d) make available to the Trust, promptly upon request, such copies of its investment records and ledgers with respect to the Fund as may be required to assist the Trust in its compliance with applicable laws and regulations. MCM will furnish the Trustees with such periodic and special reports regarding the Fund as they may reasonably request;

     (e) immediately notify the Trust in the event that MCM or any of its affiliates: (1) becomes aware that it is subject to a statutory disqualification that prevents MCM from serving as investment adviser or administrator pursuant to this Agreement; or (2) becomes aware that it is the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. MCM further agrees to notify the Trust immediately of any material fact known to MCM respecting or relating to MCM that is not contained in the Trust's Registration Statement regarding the Fund, or any amendment or supplement thereto, but that is required to be disclosed therein, and of any statement contained therein that becomes untrue in any material respect.

     MCM, at its discretion, may enter into contracts with third parties for the performance of the services to be provided by it under this Agreement.

5.   Documents

     The Fund has delivered properly certified or authenticated copies of each of the following documents to MCM and will deliver to it all future amendments and supplements thereto, if any:

     (a) certified resolution of the Board of Trustees of the Trust authorizing the appointment of MCM and approving the form of this Agreement;

     (b) The Registration Statement as filed with the Securities and Exchange Commission and any amendments thereto; and

     (c) exhibits, powers of attorneys, certificates and any and all other documents relating to or filed in connection with the Registration Statement described above.

6.   Brokerage

     In selecting brokers or dealers to execute transactions on behalf of the Fund, MCM will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any Fund transaction, MCM will consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, MCM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) provided to the Fund and/or other accounts over which MCM or its affiliates exercise investment discretion. In accordance with Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and subject to any other applicable laws and regulations, MCM and its affiliates are authorized to effect portfolio transactions for the Fund as agent and to retain usual and customary brokerage commissions on such transactions.

7.   Records

     MCM agrees to maintain and to preserve for the periods prescribed under the 1940 Act any such records as are required to be maintained by MCM with respect to the Fund by the 1940 Act. MCM further agrees that all records which it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records upon request.

8.   Standard of Care

     MCM shall exercise its best judgment in rendering the services under this Agreement. MCM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund's shareholders in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect MCM against any liability to the Fund or to its shareholders to which MCM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of MCA's reckless disregard of its obligations and duties under this Agreement. As used in this Section 8, the term "MCM" shall include any officers, directors, employees, or other affiliates of MCM performing services with respect to the Fund.

9.   Compensation

     In consideration of the services rendered pursuant to this Agreement, the Fund will pay MCM a fee at an annual rate equal to 0.85% of the average daily net assets of the Fund. This fee shall be computed and accrued daily and payable monthly. For the purpose of determining fees payable to MCM, the value of the Fund's average daily net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or Statement of Additional Information.

10.  Expenses

     MCM will bear all expenses in connection with the performance of its services under this Agreement. The Fund will bear certain other expenses to be incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees and expenses of Trustees of the Trust who are not officers, directors, or employees of MCM; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of membership in any industry trade groups; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; charges of independent pricing services; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Trust; and any extraordinary expenses. In addition, the Fund will pay distribution fees pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act.

11.  Services to Other Companies or Accounts

     The investment advisory and administrative services provided by MCM to the Fund under this Agreement are not to be deemed exclusive, and MCM, or any affiliate thereof, shall be free to render similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) and to engage in other activities, so long as it services hereunder are not impaired thereby.

12.  Reimbursement of Organization Expenses

     The Trust hereby agrees to reimburse MCM for the organization expenses of, and the expenses incurred in connection with, the initial offering of the shares of the Fund, to the extent permissible.

13.  Duration and Termination

     This Agreement shall become effective on January 2, 2001 and shall continue in effect, unless sooner terminated as provided herein, for two years from such date and shall continue from year to year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on sixty
(60) days' written notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's shares or upon ninety (90) days' written notice by MCM. This Agreement will also terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

14.  Amendment

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Trustees of the trust, including a majority of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

15.  Use of the Name "Marsico"

     Marsico Capital Management, LLC has consented to and granted a non-exclusive license for the use by the Trust and by each Series thereof to the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust and of each Series or any logo or symbol authorized by Marsico Capital. Such consent is conditioned upon the Trust's employment of Marsico Capital or its affiliates as investment adviser to the Trust and to each Series. As between Marsico Capital and the Trust, Marsico Capital shall control the use of such name insofar as such name contains the phrase "Marsico Capital" or the identifying word "Marsico." Marsico may from time to time use the phrase "Marsico Capital" or the identifying word "Marsico" in other connection and for other purposes, including without limitation in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. Marsico Capital may require the Trust or any Series to cease using the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust or any Series or any logo or symbol authorized by Marsico Capital if the Trust or Series ceases to employ Marsico Capital or an affiliate thereof as investment adviser.

16.  Miscellaneous

     (a) This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof.

     (b) Titles or captions of Sections contained in this Agreement are inserted only as a matter of convenience and for reference, and in no way define, limit, extend or describe the scope of this Agreement or the intent of any provisions thereof.

     (c) This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

     (d) This Agreement and the rights and obligations of the parties hereunder shall be governed by, and interpreted, construed and enforced in accordance with the laws of the State of Delaware.

     (e) If any provisions of this Agreement or the application thereof to any party or circumstances shall be determined by any court of competent jurisdiction to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to such person or circumstance, other than those as to which it is so determined to be invalid or unenforceable, shall not be affected thereby, and each provision hereof shall be valid and shall be enforced to the fullest extent permitted by law.

     (f) Notices of any kind to be given to MCM by the Trust shall be in writing and shall be duly given if mailed or delivered to MCM at 1200 17th Street, Suite 1300, Denver, Colorado 80202, Attn: Barbara M. Japha, or at such other address or to such individual as shall be specified by MCM to the Trust. Notices of any kind to be given to the Trust by MCM shall be in writing and shall be duly given if mailed or delivered to 1200 17th Street, Suite 1300, Denver, Colorado 80202,
Attn: Christopher J. Marsico, or at such other address or to such individual as shall be specified by the Trust to MCM.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below on the day and year first above written.

                                   THE MARSICO INVESTMENT FUND
                                   on behalf of the Marsico 21st Century Fund

                                   By:    /s/ Barbara M. Japha
                                          --------------------
                                   Name:  Barbara M. Japha

                                   Title: VP

                                   MARSICO CAPITAL MANAGEMENT, LLC.

                                   By:    /s/ Christopher J. Marsico
                                          --------------------------
                                   Name:  Christopher J. Marsico

                                   Title: VP

                                                                  EXHIBIT (d)(4)

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT
                 OF THE MARSICO INTERNATIONAL OPPORTUNITIES FUND
                         OF THE MARSICO INVESTMENT FUND

     AGREEMENT, made this 2nd day of January 2001, between The Marsico Investment Fund (the "Trust"), on behalf of the Marsico International Opportunities Fund (the "Fund"), and Marsico Capital Management, LLC ("MCM"), a Delaware limited liability company.

     WHEREAS, the Trust is a Delaware business trust authorized to issue shares in series and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a series of the Trust;

     WHEREAS, MCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"); and

     WHEREAS, the Trust wishes to retain MCM to render investment management services to the Fund, and MCM is willing to furnish such services to the Fund;

     NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and MCM as follows:

1.   Appointment

     The Trust hereby appoints MCM to act as investment adviser and administrator to the Fund for the periods and on the terms set forth herein. MCM accepts the appointment and agrees to furnish the services set forth herein for the compensation provided herein.

(a)  Services as Investment Adviser

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) manage the Fund in accordance with the Fund's investment objectives and policies as stated in the Fund's Prospectus and the Statement of Additional Information filed with the Securities and Exchange Commission, as they may be amended from time to time; (b) make investment decisions for the Fund; (c) place purchase and sale orders on behalf of the Fund; and (d) employ portfolio managers and securities analysts to provide research services to the Fund. In providing those services, MCM will provide the Fund with ongoing research, analysis, advice, and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. In addition, MCM will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

(b)  Services as Manager

     Subject to the general supervision and direction of the Board of Trustees of the Trust, MCM will (a) assist in supervising and managing all aspects of the Fund's operations; (b) maintain such books and records of the Fund as may be required by applicable federal or state law, or supervise, as the case may be, the maintenance by third parties approved by the Trust, of such books and records; (c) supply the Fund with office facilities, data processing services, clerical, accounting and bookkeeping services, internal executive and administrative services, and stationery and office supplies; (d) prepare, file, and arrange for the distribution of proxy materials and periodic reports to the shareholders of the Fund as required by applicable law or supervise, as the case may be, the distribution of proxy materials by third parties to the shareholders of the Fund as required by applicable law; (e) prepare or supervise the preparation by third parties approved by the Trust of all federal, state, and local tax returns and reports of the Fund required by applicable law; (f) prepare and arrange for the filing of such registration statements and other documents as the Securities and Exchange Commission and other federal and state regulatory authorities may require by applicable law; (g) render to the Board of Trustees of the Trust such periodic and special reports respecting the Fund as the Trustees may reasonably request; and (h) make available its officers and employees to the Board of Trustees and officers of the Trust for consultation and discussions regarding the administration of the Fund.

2.   Performance of Duties by MCM

     MCM further agrees that, in performing its duties set forth in Sections 2 and 3 above, and elsewhere hereunder, it will:

     (a) comply with the 1940 Act and all rules and regulations thereunder, the Advisers Act, the Internal Revenue Code of 1986, as amended (the "Code") and all other applicable federal and state laws and regulations, and with any applicable procedures adopted by the Trustees;

     (b) use reasonable efforts to manage the Fund so that it will qualify, and continue to qualify, as a regulated investment company under Subchapter M of the Code and regulations issued thereunder;

     (c) maintain books and records with respect to the Fund's securities transactions, render to the Board of Trustees of the Trust such periodic and special reports as the Board may reasonably request, and keep the Trustees informed of developments materially affecting the Fund's portfolio;

     (d) make available to the Trust, promptly upon request, such copies of its investment records and ledgers with respect to the Fund as may be required to assist the Trust in its compliance with applicable laws and regulations. MCM will furnish the Trustees with such periodic and special reports regarding the Fund as they may reasonably request;

     (e) immediately notify the Trust in the event that MCM or any of its affiliates: (1) becomes aware that it is subject to a statutory disqualification that prevents MCM from serving as investment adviser or administrator pursuant to this Agreement; or (2) becomes aware that it is the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. MCM further agrees to notify the Trust immediately of any material fact known to MCM respecting or relating to MCM that is not contained in the Trust's Registration Statement regarding the Fund, or any amendment or supplement thereto, but that is required to be disclosed therein, and of any statement contained therein that becomes untrue in any material respect.

     MCM, at its discretion, may enter into contracts with third parties for the performance of the services to be provided by it under this Agreement.

3.   Documents

     The Fund has delivered properly certified or authenticated copies of each of the following documents to MCM and will deliver to it all future amendments and supplements thereto, if any:

     (a) certified resolution of the Board of Trustees of the Trust authorizing the appointment of MCM and approving the form of this Agreement;

     (b) The Registration Statement as filed with the Securities and Exchange Commission and any amendments thereto; and

     (c) exhibits, powers of attorneys, certificates and any and all other documents relating to or filed in connection with the Registration Statement described above.

4.   Brokerage

     In selecting brokers or dealers to execute transactions on behalf of the Fund, MCM will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any Fund transaction, MCM will consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, MCM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the " 1934 Act")) provided to the Fund and/or other accounts over which MCM or its affiliates exercise investment discretion. In accordance with Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and subject to any other applicable laws and regulations, MCM and its affiliates are authorized to effect portfolio transactions for the Fund as agent and to retain usual and customary brokerage commissions on such transactions.

5.   Records

     MCM agrees to maintain and to preserve for the periods prescribed under the 1940 Act any such records as are required to be maintained by MCM with respect to the Fund by the 1940 Act. MCM further agrees that all records which it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records upon request.

6.   Standard of Care

     MCM shall exercise its best judgment in rendering the services under this Agreement. MCM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund's shareholders in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect MCM against any liability to the Fund or to its shareholders to which MCM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of MCM's reckless disregard of its obligations and duties under this Agreement. As used in this Section 8, the term "MCM" shall include any officers, directors, employees, or other affiliates of MCM performing services with respect to the Fund.

7.   Compensation

     In consideration of the services rendered pursuant to this Agreement, the Fund will pay MCM a fee at an annual rate equal to 0.85% of the average daily net assets of the Fund. This fee shall be computed and accrued daily and payable monthly. For the purpose of determining fees payable to MCM, the value of the Fund's average daily net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or Statement of Additional Information.

8.   Expenses

     MCM will bear all expenses in connection with the performance of its services under this Agreement. The Fund will bear certain other expenses to be incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees and expenses of Trustees of the Trust who are not officers, directors, or employees of MCM; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of membership in any industry trade groups; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; charges of independent pricing services; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Trust; and any extraordinary expenses. In addition, the Fund will pay distribution fees pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act.

9.   Services to Other Companies or Accounts

     The investment advisory and administrative services provided by MCM to the Fund under this Agreement are not to be deemed exclusive, and MCM, or any affiliate thereof, shall be free to render similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) and to engage in other activities, so long as it services hereunder are not impaired thereby.

10.  Reimbursement of Organization Expenses

     The Trust hereby agrees to reimburse MCM for the organization expenses of, and the expenses incurred in connection with, the initial offering of the shares of the Fund, to the extent permissible.

11.  Duration and Termination

     This Agreement shall become effective on January 2, 2001 and shall continue in effect, unless sooner terminated as provided herein, for two years from such date and shall continue from year to year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust or (ii) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on sixty
(60) days' written notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's shares or upon ninety (90) days' written notice by MCM. This Agreement will also terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

12.  Amendment

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Trustees of the trust, including a majority of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

13.  Use of the Name "Marsico"

     Marsico Capital Management, LLC has consented to and granted a non-exclusive license for the use by the Trust and by each Series thereof to the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust and of each Series or any logo or symbol authorized by Marsico Capital. Such consent is conditioned upon the Trust's employment of Marsico Capital or its affiliates as investment adviser to the Trust and to each Series. As between Marsico Capital and the Trust, Marsico Capital shall control the use of such name insofar as such name contains the phrase "Marsico Capital" or the identifying word "Marsico." Marsico may from time to time use the phrase "Marsico Capital" or the identifying word "Marsico" in other connection and for other purposes, including without limitation in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. Marsico Capital may require the Trust or any Series to cease using the phrase "Marsico Capital" or the identifying word "Marsico" in the name of the Trust or any Series or any logo or symbol authorized by Marsico Capital if the Trust or Series ceases to employ Marsico Capital or an affiliate thereof as investment adviser.

14.  Miscellaneous

     (a) This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof.

     (b) Titles or captions of Sections contained in this Agreement are inserted only as a matter of convenience and for reference, and in no way define, limit, extend or describe the scope of this Agreement or the intent of any provisions thereof.

     (c) This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

     (d) This Agreement and the rights and obligations of the parties hereunder shall be governed by, and interpreted, construed and enforced in accordance with the laws of the State of Delaware.

     (e) If any provisions of this Agreement or the application thereof to any party or circumstances shall be determined by any court of competent jurisdiction to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to such person or circumstance, other than those as to which it is so determined to be invalid or unenforceable, shall not be affected thereby, and each provision hereof shall be valid and shall be enforced to the fullest extent permitted by law.

     (f) Notices of any kind to be given to MCM by the Trust shall be in writing and shall be duly given if mailed or delivered to MCM at 1200 17th Street, Suite 1300, Denver, Colorado 80202, Attn: Barbara M. Japha, or at such other address or to such individual as shall be specified by MCM to the Trust. Notices of any kind to be given to the Trust by MCM shall be in writing and shall be duly given if mailed or delivered to 1200 17th Street, Suite 1300, Denver, Colorado 80202,
Attn: Christopher J. Marsico, or at such other address or to such individual as shall be specified by the Trust to MCM.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below on the day and year first above written.

                                   THE MARSICO INVESTMENT FUND
                                   on behalf of the Marsico International
                                   Opportunities Fund

                                   By:    /s/ Barbara M. Japha
                                          --------------------
                                   Name:  Barbara M. Japha

                                   Title: VP

                                   MARSICO CAPITAL MANAGEMENT, LLC.

                                   By:    /s/ Christopher J. Marsico
                                          --------------------------
                                   Name:  Christopher J. Marsico

                                   Title: VP

                                                                     EXHIBIT (f)

                           THE MARSICO INVESTMENT FUND
                           TRUSTEES DEFERRED FEE PLAN
                          (Effective February 1, 2000)

1.   Definitions

     The following terms used herein shall have the meanings specified below:

     "Account" means a bookkeeping account established for each Participant to track deferred amounts and earnings thereon.

     "Beneficiary" means the beneficiary designated by a Participant in an Election Form. If a Participant has not designated a beneficiary or if the designated beneficiary does not survive the Participant, then the Participant's surviving spouse shall be the "Beneficiary." If there is no surviving designated beneficiary or spouse, the Participant's estate shall be the "Beneficiary."

     "Board" means the Board of Trustees of the Fund.

     "Election Form" means a written instrument signed by an Independent Trustee and in the form prescribed by the Board, pursuant to which the Independent Trustee makes elections regarding his or her participation in the Plan.

     "Fund" means The Marsico Investment Fund, a Delaware business trust. ----

     "Independent Trustee" means a member of the Board who is not an officer or employee of the Fund.

     "Participant" means an Independent Trustee who elects to participate in the Plan and defer the receipt of fees payable based on his or her service on the Board.

     "Plan" means The Marsico Investment Fund Trustees Deferred Fee Plan, as set forth herein, and as amended from time to time.

     "Portfolio" means an investment portfolio of the Fund. The Marsico shares of the Nations Prime Fund shall not be considered a "Portfolio."

2.   Purpose

     The Plan was established by the Fund to permit Independent Trustees to defer for a number of years the receipt of all or some portion of the fees earned based on their service on the Board.

3.   Participation

     Each Independent Trustee who receives fees based on his or her service on the Board is eligible to participate in the Plan. Each such Independent Trustee may elect to become a Participant by filing an Election Form with the Vice President of the Fund in accordance with Section 7.

4.   Administration

     The Plan shall be administered by the Board, which may adopt or rescind rules for carrying out the provisions and purposes of the Plan. In addition, the Board shall have full discretion to administer the Plan according to its provisions, including, without limitation, the discretion to interpret Plan provisions and Election Forms. No Board member shall be liable for any act or omission of the Board or any other Board member, or for any act or omission on the member's own part, in connection with the administration of the Plan, unless the act or omission results from the member's own willful misconduct.

5.   Participant Accounts

     Each Participant may elect, in accordance with Section 7 of this Plan, to defer the receipt of all or a portion of the trustee fees payable to him or her. A Participant's Account shall be credited with the amount of any such deferred fees within five business days of the date the fees would have otherwise been paid to the Participant by the Fund.

6.    Crediting of Earnings to Accounts

     (a) A Participant's Account shall be credited with income, gains and losses on a periodic basis as if the amounts credited to the Account were invested equally among the Portfolios in existence at the time of such crediting.

     (b) If a Portfolio ceases to exist, the portion of a Participant's Account balance deemed invested in such Portfolio will be reallocated so that it is deemed to be invested equally among the remaining Portfolios.

     (c) The Fund shall provide each Participant with a quarterly statement showing transactions affecting the Account during the quarter and the balance of his or her Account as of the end of the quarter.

7.   Elections to Defer Fees

     An Election Form by which an Independent Trustee elects to defer fees under the Plan must be delivered to the Vice President of the Fund prior to January 1 of each calendar year for which fees are to be deferred; provided that an Independent Trustee may deliver such an Election Form within 30 days after the later of the date on which the Board adopts the Plan or the Independent Trustee first becomes eligible to participate in the Plan, with respect to fees payable for the remainder of such calendar year. Such elections shall remain in effect for the duration of the specified calendar year unless the Participant notifies the Vice President of the Fund in writing that he or she elects to cease deferrals for the balance of the year.

8.   Nature of Account

     The Fund's obligation to make payments of amounts credited to a Participant's Account shall be a general obligation of the Fund, and such payments shall be made from the Fund's general assets and property. A Participant's right to fees deferred under this Plan shall be limited to those of a recipient of an unfunded, unsecured promise to pay amounts in the future, and a Participant's relationship to the Fund under the Plan shall be only that of a general unsecured creditor. Neither the Plan nor any action taken pursuant to the Plan shall create or be construed to create a trust or fiduciary relationship of any kind.

9.   Payment of Account

     The balance of each Participant's Account shall become payable to him or her at the time and in the manner specified in the Participant's Election Form. A Participant shall specify that payment of his or her Account balance shall commence upon: (1) a date specified by the Participant not less than five calendar years after the calendar year in which the fees are deferred, (2) the termination of the Participant's service on the Board, or (3) the earlier of (1) and (2). A Participant shall specify that payment of his or her Account balance shall be made in a lump sum, or in monthly or annual installments over a number of years specified by the Participant, up to 10 years. If a Participant makes an election for a year as to the time for payments to begin and/or the manner of payments from his Account which differs from his or her elections for prior years, a sub-account may be established within the Participant's Account to track future deferrals and earnings thereon.

     If installments are elected by a Participant, the amount of each installment shall equal the balance in the Participant's Account on the date payments begin divided by the number of installments elected; provided, that the amount of any installment shall be limited to the current balance in the Account and the final payment shall be in an amount equal to the Account balance on the date of such payment. Amounts to be paid as of a date specified by a Participant shall be paid on the 25th of the specified month or if the 25th of such month is not a business day, then on the first business day following the 25th.

10.  Hardship Distributions

     The Board, in its sole discretion, may allow the early payment to a Participant of all or a portion of the Participant's Account balance in the event of an unforeseeable financial emergency or severe hardship resulting from one or more recent events beyond the control of the Participant. Any such payment shall be limited to the amount deemed reasonably necessary to satisfy the emergency or hardship. Any such hardship distribution is subject to approval by the Board without regard to the vote of the Participant who requests the distribution. Such a payment shall be deducted from the sub-accounts within a Participant's Account on "first in, first out" basis and from the Portfolios in which the Account is deemed invested on a pro-rata basis.

11.  Revision of Payment Elections

     A Participant may change his selection of a specified payment date or method of payment for his Account or a sub-account by delivering written notice to the Vice President of the Fund modifying the relevant portions of the Participant's Election Form at least 12 months before the original payment date.

12.  Immediate Payment

     Prior to the date a Participant is entitled to any payments from his or her Account, the Participant may elect an immediate payment from his or her Account. Such payment shall be made as soon as practicable in a lump sum amount equal to 90% of the Account balance on the date of payment. The remaining 10% of the Participant's Account balance shall be forfeited, and the Participant shall be unable to participate in the Plan until the end of the year following the year of such payment.

13.  Death of Participant

     If a Participant dies the balance of the Participant's Account shall be paid to his or her Beneficiary. Unless otherwise provided in a Participant's Election Form, payments under this Section shall be made in a lump sum as soon as administratively feasible following the Participant's death.

14.  Fund Termination

     In the event of the liquidation, dissolution or winding up of the Fund or the distribution of all or substantially all of the Fund's assets and property to its shareholders (for this purpose a sale, conveyance or transfer of the Fund's assets to a trust, partnership, association or corporation in exchange for cash, shares or other securities with the transfer being made subject to, or with the assumption by the transferee of, the liabilities of the Fund shall not be deemed a termination of the Fund or such a distribution), the entire unpaid balance of each Participant's Account shall be paid in a lump sum as of the effective date thereof.

15.  No Alienation

     Amounts credited to a Participant's Account shall not in any way be subject to the debts or other obligations of the Participant and may not be voluntarily or involuntarily sold, transferred, pledged or assigned by the Participant.

16.  No Promise of Continuation

     Nothing in this Plan or in any Election Form shall confer upon any member of the Board the right to continue to serve as a Board member or to receive any, or any particular rate of fees for such service; nor shall it impose any obligation on any Board member to continue to serve on the Board.

17.  Amendment and Termination

     The Board may at any time and from time to time modify, amend or terminate this Plan in any respect effective as of any date the Board determines; provided that no such action may adversely affect the rights of any Participant or Beneficiary with respect to any amount credited to the Participant's Account on or before the date of such action. Notwithstanding the foregoing, if the Plan is terminated, the Board, in its sole discretion, may cause all Accounts to be paid at any time after such termination in a lump sum, notwithstanding any payment elections made by a Participant.

18.  Headings

     The titles and headings used in this Plan are included for convenience only and shall not be construed as in any way affecting or modifying the text of this Plan, which text shall control.

19.  Governing Law

     This Plan, and all determinations made and actions taken pursuant to the Plan, shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

20.  Limitation on Liability

     The obligations of the Fund hereunder shall not be binding upon any of the Participants, shareholders, nominees, officers, agents, or employees of the Fund personally, but shall bind only the property of the Fund, as provided in the Fund's Declaration of Trust. Moreover, no Portfolio shall be responsible for the obligations of any other Portfolio under the Plan. The Fund shall not be liable for any payments not made under the Plan, and any related damages or costs incurred by a Participant due to the Participant's failure to keep the Fund informed of his or her most recent address.

                                                                     EXHIBIT (j)

                       Consent of Independent Accountants

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated November 3, 2000, relating to the financial statements and financial highlights which appears in the September 30, 2000 Annual Report to Shareholders of The Marsico Investment Fund, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Accountants" and "Financial Statements" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP

Denver, Colorado
January 24, 2001